UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 13 of its series, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio. Each series had a May 31 fiscal year end.

Date of reporting period: August 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 92.66%
Consumer Discretionary : 14.69%
Hotels, Restaurants & Leisure : 4.41%
Carnival Corporation	217,200	$7,838,748
McDonald’s Corporation	71,300	6,727,868
		14,566,616

Household Durables : 2.30%
NVR Incorporated †	8,870	7,591,035

Media : 4.44%
Omnicom Group Incorporated	155,100	9,406,815
Twenty-First Century Fox Incorporated	167,400	5,244,642
		14,651,457

Multiline Retail : 2.08%
Kohl’s Corporation	134,000	6,875,540

Specialty Retail : 1.46%
Best Buy Company Incorporated	133,500	4,806,000

Consumer Staples : 9.81%
Beverages : 2.48%
Coca-Cola Enterprises Incorporated	109,500	4,095,300
Diageo plc ADR	33,200	4,072,976
		8,168,276

Household Products : 4.37%
Colgate-Palmolive Company	82,700	4,777,579
Henkel AG & Company KGaA ADR	62,800	5,093,526
Procter & Gamble Company	58,500	4,556,565
		14,427,670

Personal Products : 1.05%
Avon Products Incorporated	175,100	3,461,727

Tobacco : 1.91%
Philip Morris International	75,500	6,299,720

Energy : 5.83%
Oil, Gas & Consumable Fuels : 5.83%
Chevron Corporation	46,900	5,648,167
Devon Energy Corporation	132,300	7,553,007
Exxon Mobil Corporation	69,400	6,048,904
		19,250,078

Financials : 22.70%
Capital Markets : 4.98%
Charles Schwab Corporation	214,300	4,474,584
State Street Corporation	179,100	11,949,552
		16,424,136

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage C&B Large Cap Value Portfolio

Security name	Shares	Value
Commercial Banks : 2.04%
PNC Financial Services Group Incorporated	93,300	$6,742,791

Consumer Finance : 2.51%
American Express Company	115,200	8,284,032

Diversified Financial Services : 6.72%
Bank of America Corporation	365,200	5,156,624
Berkshire Hathaway Incorporated Class B †	60,700	6,751,054
JPMorgan Chase & Company	203,000	10,257,590
		22,165,268

Insurance : 6.45%
Axis Capital Holdings Limited	118,250	5,083,568
RenaissanceRe Holdings Limited	82,600	7,219,240
The Progressive Corporation	189,700	4,755,779
Willis Group Holdings plc	102,400	4,227,072
		21,285,659

Health Care : 12.21%
Health Care Equipment & Supplies : 3.34%
Baxter International Incorporated	104,600	7,275,976
Becton Dickinson & Company	38,400	3,739,392
		11,015,368

Health Care Providers & Services : 6.69%
Cardinal Health Incorporated	155,700	7,828,596
Quest Diagnostics Incorporated	135,100	7,919,562
UnitedHealth Group Incorporated	88,300	6,334,641
		22,082,799

Pharmaceuticals : 2.18%
Johnson & Johnson	83,200	7,189,312

Industrials : 11.50%
Aerospace & Defense : 1.98%
Raytheon Company	86,800	6,545,588

Air Freight & Logistics : 1.39%
United Parcel Service Incorporated Class B	53,700	4,595,646

Commercial Services & Supplies : 1.86%
Cintas Corporation	128,200	6,122,832

Industrial Conglomerates : 2.65%
3M Company	76,900	8,734,302

Machinery : 3.62%
Illinois Tool Works Incorporated	89,600	6,403,712
Parker Hannifin Corporation	55,500	5,547,225
		11,950,937

Information Technology : 10.03%
Electronic Equipment, Instruments & Components : 2.78%
Molex Incorporated Class A	180,700	4,436,185

2

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name			Shares	Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Limited			97,100	$4,757,900
				9,194,085

IT Services : 4.38%
Fiserv Incorporated †			68,600	6,604,122
Western Union Company			447,600	7,846,428
				14,450,550

Semiconductors & Semiconductor Equipment : 1.39%
Lam Research Corporation †			98,100	4,578,327

Software : 1.48%
Microsoft Corporation			146,200	4,883,080

Materials : 4.33%
Containers & Packaging : 4.33%
Ball Corporation			180,900	8,035,578
Rock-Tenn Company Class A			56,300	6,255,493
				14,291,071

Utilities : 1.56%
Electric Utilities : 1.56%
Entergy Corporation			81,400	5,146,922

Total Common Stocks (Cost $222,141,053)				305,780,824

		Dividend yield
Preferred Stocks : 0.41%
Consumer Staples : 0.41%
Household Products : 0.41%
Henkel AG & Company KGaA ADR		1.28%	14,000	1,353,148

Total Preferred Stocks (Cost $615,900)				1,353,148

Short-Term Investments : 5.43%
		Yield
Investment Companies : 5.43%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.09%	17,927,966	17,927,966

Total Short-Term Investments (Cost $17,927,966)				17,927,966

Total investments in securities (Cost $240,684,919)*	98.50%			325,061,938
Other assets and liabilities, net	1.50			4,949,508

Total net assets	100.00%			$330,011,446

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

3

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage C&B Large Cap Value Portfolio

*	Cost for federal income tax purposes is $250,331,223 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$85,513,130
Gross unrealized depreciation	(10,782,415)

Net unrealized appreciation	$74,730,715

4

Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$300,687,298	$5,093,526	$0	$305,780,824
Preferred stocks	0	1,353,148	0	1,353,148
Short-term investments
Investment companies	17,927,966	0	0	17,927,966

	$318,615,264	$6,446,674	$0	$325,061,938

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.56%
Consumer Discretionary : 24.88%
Auto Components : 0.67%
Delphi Automotive plc	17,993	$989,975

Automobiles : 0.17%
Tesla Motors Incorporated «†	1,511	255,359

Distributors : 0.21%
LKQ Corporation †	10,650	311,406

Hotels, Restaurants & Leisure : 4.48%
Chipotle Mexican Grill Incorporated †	3,960	1,616,353
Marriott International Incorporated Class A	12,410	496,276
McDonald’s Corporation	4,090	385,932
Starbucks Corporation	47,651	3,360,349
Wynn Resorts Limited	5,310	748,922
		6,607,832

Internet & Catalog Retail : 3.62%
Amazon.com Incorporated †	12,550	3,526,299
priceline.com Incorporated †	1,930	1,811,363
		5,337,662

Media : 4.07%
CBS Corporation Class B	13,910	710,801
Discovery Communications Incorporated Class A †	12,360	958,024
Liberty Global plc Series C †	17,160	1,261,775
Sirius XM Radio Incorporated	331,330	1,186,161
Twenty-First Century Fox Incorporated	14,360	449,899
Viacom Incorporated Class B	18,070	1,437,649
		6,004,309

Multiline Retail : 3.10%
Dollar General Corporation †	8,800	474,936
Dollar Tree Incorporated †	51,810	2,730,387
Nordstrom Incorporated	24,450	1,362,599
		4,567,922

Specialty Retail : 5.82%
Bed Bath & Beyond Incorporated †	2,720	200,573
Best Buy Company Incorporated	22,740	818,640
Cabela’s Incorporated †	1,600	104,848
CarMax Incorporated †	33,610	1,598,492
Dick’s Sporting Goods Incorporated	7,965	369,656
GNC Holdings Incorporated Class A	4,330	220,267
Home Depot Incorporated	20,330	1,514,382
O’Reilly Automotive Incorporated †	5,570	683,495
Ross Stores Incorporated	8,320	559,603
TJX Companies Incorporated	20,980	1,106,066
Tractor Supply Company	6,490	794,181
Ulta Salon Cosmetics & Fragrance Incorporated †	6,140	609,334
		8,579,537

Textiles, Apparel & Luxury Goods : 2.74%
lululemon athletica incorporated «†	17,940	1,270,870
Michael Kors Holdings Limited †	12,725	942,795
Nike Incorporated Class B	12,190	765,776

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour Incorporated Class A †	6,440	$467,802
VF Corporation	3,190	597,200
		4,044,443

Consumer Staples : 6.34%
Beverages : 1.40%
Constellation Brands Incorporated Class A †	30,420	1,650,285
The Coca-Cola Company	10,820	413,108
		2,063,393

Food & Staples Retailing : 4.27%
Costco Wholesale Corporation	12,830	1,435,292
CVS Caremark Corporation	18,110	1,051,286
Sprouts Farmers Market Incorporated †	342	12,640
Walgreen Company	13,900	668,173
Whole Foods Market Incorporated	59,400	3,133,350
		6,300,741

Food Products : 0.14%
Mondelez International Incorporated Class A	6,600	202,422

Household Products : 0.12%
Colgate-Palmolive Company	3,000	173,310

Personal Products : 0.41%
Coty Incorporated †	5,408	88,150
Estee Lauder Companies Incorporated Class A	7,870	514,383
		602,533

Energy : 4.62%
Energy Equipment & Services : 0.76%
Frank’s International NV †	506	14,021
National Oilwell Varco Incorporated	5,985	444,686
Schlumberger Limited	8,250	667,755
		1,126,462

Oil, Gas & Consumable Fuels : 3.86%
Concho Resources Incorporated †	16,660	1,607,857
Continental Resources Incorporated «†	4,820	444,693
Energy XXI (Bermuda) Limited «	1,540	40,918
EOG Resources Incorporated	300	47,115
Pioneer Natural Resources Company	20,280	3,548,392
		5,688,975

Financials : 5.46%
Capital Markets : 2.12%
Affiliated Managers Group Incorporated †	5,550	967,476
Ameriprise Financial Incorporated	5,810	500,532
Northern Trust Corporation	5,440	298,493
TD Ameritrade Holding Corporation	53,060	1,362,050
		3,128,551

2

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Consumer Finance : 1.84%
American Express Company	19,674	$1,414,757
Discover Financial Services	27,490	1,298,903
		2,713,660

Diversified Financial Services : 0.88%
Intercontinental Exchange Incorporated †	7,210	1,295,998

Real Estate Management & Development : 0.52%
CBRE Group Incorporated †	35,390	773,979

REITs : 0.10%
American Tower Corporation	2,100	145,929

Health Care : 14.07%
Biotechnology : 8.36%
Alexion Pharmaceuticals Incorporated †	22,390	2,412,746
Biogen Idec Incorporated †	8,740	1,861,795
BioMarin Pharmaceutical Incorporated †	3,590	235,037
Celgene Corporation †	21,670	3,033,367
Gilead Sciences Incorporated †	58,540	3,528,206
Medivation Incorporated †	1,500	84,795
Quintiles Transnational Holdings Incorporated †	583	25,221
Regeneron Pharmaceuticals Incorporated †	2,920	707,545
Vertex Pharmaceuticals Incorporated †	5,790	435,119
		12,323,831

Health Care Equipment & Supplies : 0.68%
Covidien plc	16,940	1,006,236

Health Care Providers & Services : 2.01%
AmerisourceBergen Corporation	18,653	1,061,729
Catamaran Corporation †	20,270	1,113,026
Envision Healthcare Holdings †	5,875	154,160
Express Scripts Holding Corporation †	9,880	631,134
		2,960,049

Health Care Technology : 0.88%
Cerner Corporation †	28,340	1,305,340

Life Sciences Tools & Services : 0.36%
Mettler-Toledo International Incorporated †	2,380	524,147

Pharmaceuticals : 1.78%
Actavis Incorporated †	7,140	965,185
Allergan Incorporated	2,710	239,510
Bristol-Myers Squibb Company	1,500	62,535
Mallinckrodt plc †	1,332	58,142
Merck & Company Incorporated	2,100	99,309
Perrigo Company	5,660	687,973
Shire plc ADR	2,340	257,915
Zoetis Incorporated	8,780	255,937
		2,626,506

Industrials : 11.48%
Aerospace & Defense : 2.85%
Precision Castparts Corporation	10,133	2,140,495
The Boeing Company	7,210	749,263

3

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
United Technologies Corporation	13,160	$1,317,316
		4,207,074

Air Freight & Logistics : 0.59%
United Parcel Service Incorporated Class B	10,180	871,204

Airlines : 0.59%
Delta Air Lines Incorporated	41,360	816,033
Southwest Airlines Company	4,000	51,240
		867,273

Building Products : 0.13%
Fortune Brands Home & Security Incorporated	5,120	188,621

Electrical Equipment : 0.73%
Eaton Corporation plc	17,070	1,080,872

Industrial Conglomerates : 0.70%
Danaher Corporation	15,660	1,026,043

Machinery : 0.25%
Flowserve Corporation	6,630	369,888

Professional Services : 0.14%
Verisk Analytics Incorporated Class A †	3,400	211,412

Road & Rail : 4.32%
CSX Corporation	7,900	194,419
Hertz Global Holdings Incorporated †	41,750	1,003,253
J.B. Hunt Transport Services Incorporated	1,730	124,560
Kansas City Southern Railway Company	11,460	1,208,113
Norfolk Southern Corporation	8,520	614,803
Union Pacific Corporation	20,999	3,224,186
		6,369,334

Trading Companies & Distributors : 1.18%
W.W. Grainger Incorporated	7,040	1,741,344

Information Technology : 28.56%
Communications Equipment : 2.50%
Cisco Systems Incorporated	46,490	1,083,682
F5 Networks Incorporated †	9,630	802,949
QUALCOMM Incorporated	27,121	1,797,580
		3,684,211

Computers & Peripherals : 3.75%
Apple Incorporated	10,231	4,983,009
EMC Corporation	21,180	546,020
		5,529,029

Internet Software & Services : 10.14%
Akamai Technologies Incorporated †	5,850	268,983
eBay Incorporated †	84,740	4,236,153
Facebook Incorporated Class A †	51,150	2,111,472
Google Incorporated Class A †	7,424	6,287,386
LinkedIn Corporation Class A †	5,320	1,277,013
MercadoLibre Incorporated «	5,080	602,945

4

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Shares	Value
Internet Software & Services (continued)
Rackspace Hosting Incorporated †		3,730	$167,179
			14,951,131

IT Services : 6.83%
Accenture plc		8,070	583,058
Alliance Data Systems Corporation «†		12,040	2,356,228
Cognizant Technology Solutions Corporation Class A †		20,430	1,497,519
MasterCard Incorporated Class A		5,646	3,421,928
Teradata Corporation †		1,200	70,434
Vantiv Incorporated Class A †		29,050	767,211
Visa Incorporated Class A		7,910	1,379,662
			10,076,040

Semiconductors & Semiconductor Equipment : 1.96%
ARM Holdings plc		19,780	801,683
Avago Technologies Limited		6,270	241,458
Linear Technology Corporation		5,370	205,832
Microchip Technology Incorporated «		35,750	1,387,458
Xilinx Incorporated		5,850	254,007
			2,890,438

Software : 3.38%
Citrix Systems Incorporated †		12,850	909,395
Fortinet Incorporated †		17,530	347,094
NetSuite Incorporated †		2,650	263,490
Red Hat Incorporated †		6,200	313,224
Salesforce.com Incorporated †		45,824	2,251,333
ServiceNow Incorporated †		16,300	764,144
SolarWinds Incorporated †		4,020	146,529
			4,995,209

Materials : 3.56%
Chemicals : 3.56%
Airgas Incorporated		3,070	312,066
Ecolab Incorporated		6,680	610,218
Monsanto Company		25,710	2,516,752
Praxair Incorporated		15,380	1,805,603
			5,244,639

Telecommunication Services : 0.59%
Wireless Telecommunication Services : 0.59%
Crown Castle International Corporation †		12,575	872,957

Total Common Stocks (Cost $114,473,749)			146,837,226

Short-Term Investments : 4.08%
	Yield
Investment Companies : 4.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.09%	1,231,245	1,231,245

5

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.14%	4,784,100	$4,784,100

Total Short-Term Investments (Cost $6,015,345)				6,015,345

Total investments in securities (Cost $120,489,094)*	103.64%			152,852,571
Other assets and liabilities, net	(3.64)			(5,366,341)

Total net assets	100.00%			$147,486,230

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $120,813,580 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,954,985
Gross unrealized depreciation	(915,994)

Net unrealized appreciation	$32,038,991

6

Wells Fargo Advantage Diversified Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$146,837,226	$0	$0	$146,837,226
Short-term investments
Investment companies	1,231,245	4,784,100	0	6,015,345

	$148,068,471	$4,784,100	$0	$152,852,571

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.97%
Consumer Discretionary : 13.68%
Hotels, Restaurants & Leisure : 1.76%
Life Time Fitness Incorporated «†	98,770	$4,162,168
Multimedia Games Holding Company †	52,000	972,400
SHFL entertainment Incorporated †	756,017	11,990,430
		17,124,998

Household Durables : 0.65%
SodaStream International Limited «†	133,900	6,372,301

Internet & Catalog Retail : 4.28%
HomeAway Incorporated «†	571,345	16,854,678
Shutterfly Incorporated «†	574,685	24,872,367
		41,727,045

Media : 1.61%
IMAX Corporation «†	608,910	15,648,987

Specialty Retail : 5.38%
Asbury Automotive Group Incorporated †	324,700	10,961,872
DSW Incorporated Class A	275,200	18,628,288
Five Below Incorporated †	79,332	3,157,414
Hibbett Sports Incorporated «†	70,750	3,738,430
Vitamin Shoppe Incorporated «†	304,280	15,989,914
		52,475,918

Consumer Staples : 2.77%
Food & Staples Retailing : 2.19%
The Fresh Market Incorporated «†	320,670	14,949,635
United Natural Foods Incorporated †	127,500	6,454,050
		21,403,685

Food Products : 0.58%
Annie’s Incorporated «†	133,900	5,618,444

Energy : 5.08%
Energy Equipment & Services : 0.27%
Forum Energy Technologies Incorporated «†	97,627	2,604,688

Oil, Gas & Consumable Fuels : 4.81%
Approach Resources Incorporated «†	508,170	12,577,208
Diamondback Energy Incorporated †	263,157	5,976,295
Kodiak Oil & Gas Corporation †	806,700	7,179,630
Laredo Petroleum Holdings Incorporated «†	498,531	8,544,821
Oasis Petroleum Incorporated †	343,300	12,599,110
		46,877,064

Financials : 5.44%
Capital Markets : 2.52%
Financial Engines Incorporated «†	751,630	24,563,268

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security name	Shares	Value
Consumer Finance : 1.24%
Portfolio Recovery Associates Incorporated «†	103,300	$12,078,353

Diversified Financial Services : 1.68%
MarketAxess Holdings Incorporated	419,451	16,383,756

Health Care : 19.63%
Biotechnology : 1.78%
Aegerion Pharmaceuticals Incorporated «†	81,947	2,468,244
Cepheid Incorporated «†	113,900	4,149,377
Exact Sciences Corporation †	215,420	2,300,686
Infinity Pharmaceuticals Incorporated «†	61,300	2,531,077
NPS Pharmaceuticals Incorporated «†	494,500	3,946,110
Raptor Pharmaceutical Corporation «†	393,900	1,957,683
		17,353,177

Health Care Equipment & Supplies : 9.94%
Abaxis Incorporated	90,000	3,817,800
Align Technology Incorporated «†	384,200	12,079,248
Cynosure Incorporated Class A †	571,578	16,192,805
DexCom Incorporated «†	647,070	9,660,755
Endologix Incorporated «†	1,854,094	27,922,656
HeartWare International Incorporated †	86,300	7,371,746
Novadaq Technologies Incorporated †	531,900	5,271,129
NxStage Medical Incorporated †	865,760	9,713,827
Spectranetics Corporation †	162,500	2,949,375
Volcano Corporation «†	89,430	1,935,265
		96,914,606

Health Care Providers & Services : 3.13%
Acadia Healthcare Company Incorporated †	434,600	11,829,812
MWI Veterinary Supply Incorporated †	82,800	10,454,328
Team Health Holdings Incorporated †	245,400	8,218,446
		30,502,586

Health Care Technology : 0.40%
HealthStream Incorporated †	181,500	3,882,285

Pharmaceuticals : 4.38%
Akorn Incorporated «†	1,828,335	25,231,023
Jazz Pharmaceuticals plc †	259,480	15,096,546
Santarus Incorporated †	181,000	2,401,870
		42,729,439

Industrials : 16.43%
Commercial Services & Supplies : 1.97%
InnerWorkings Incorporated «†	1,119,473	16,534,616
Team Incorporated †	59,951	2,629,451
		19,164,067

Machinery : 3.16%
Chart Industries Incorporated «†	130,385	9,460,736
Proto Labs Incorporated †	117,055	5,441,887
The ExOne Company «†	187,811	5,106,581
The Middleby Corporation «†	72,550	10,832,441
		30,841,645

2

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Professional Services : 5.00%
Advisory Board Company †	316,600	$16,086,446
Corporate Executive Board Company	215,800	11,683,412
On Assignment Incorporated †	960,313	20,992,442
		48,762,300

Road & Rail : 3.44%
Genesee & Wyoming Incorporated †	374,110	33,490,327

Trading Companies & Distributors : 2.86%
DXP Enterprises Incorporated †	314,616	19,569,115
Titan Machinery Incorporated «†	292,772	8,270,809
		27,839,924

Information Technology : 34.94%
Communications Equipment : 3.34%
Aruba Networks Incorporated «†	282,730	7,045,632
Ixia «†	1,173,941	23,807,523
Procera Networks Incorporated «†	144,801	1,694,172
		32,547,327

Computers & Peripherals : 0.49%
Stratasys Limited «†	75,500	4,767,070

Electronic Equipment, Instruments & Components : 1.51%
OSI Systems Incorporated †	256,000	14,753,280

Internet Software & Services : 8.15%
CoStar Group Incorporated †	96,700	9,741,558
Envestnet Incorporated †	1,018,430	15,622,716
Mercadolibre Incorporated «	142,030	12,159,188
OpenTable Incorporated «†	177,900	9,891,240
SciQuest Incorporated †	936,118	17,926,660
SPS Commerce Incorporated †	375,900	14,054,901
		79,396,263

IT Services : 2.69%
InterXion Holding NV †	202,400	5,005,352
Maximus Incorporated	76,400	5,560,391
Wex Incorporated «†	209,021	15,678,665
		26,244,408

Semiconductors & Semiconductor Equipment : 1.20%
Entegris Incorporated †	1,028,540	9,781,415
Silicon Laboratories Incorporated †	46,300	1,922,376
		11,703,791

Software : 17.56%
Aspen Technology Incorporated †	369,500	11,365,820
BroadSoft Incorporated «†	368,073	7,729,533
Ellie Mae Incorporated †	379,000	7,693,700
Fleetmatics Group plc «†	483,920	11,493,100
Fortinet Incorporated †	592,200	14,319,396
Guidewire Software Incorporated «†	252,201	9,217,947
Imperva Incorporated «†	352,991	12,884,172

3

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security name			Shares	Value
Software (continued)
Infoblox Incorporated †			333,421	$7,031,849
PROS Holdings Incorporated †			425,522	11,089,103
Solarwinds Incorporated †			334,864	18,906,421
Sourcefire Incorporated «†			367,400	19,703,662
Synchronoss Technologies Incorporated «†			588,460	17,753,838
Tyler Technologies Incorporated †			171,262	9,659,177
Ultimate Software Group Incorporated †			124,670	12,251,321
				171,099,039

Total Common Stocks (Cost $790,801,419)				954,870,041

		Yield
Short-Term Investments : 29.02%
Investment Companies : 29.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	17,172,970	17,172,970
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.18	265,666,522	265,666,522

Total Short-Term Investments (Cost $282,839,492)				282,839,492

Total investments in securities (Cost $1,073,640,911)*	126.99%			1,237,709,533
Other assets and liabilities, net	(26.99)			(263,040,524)

Total net assets	100.00%			$974,669,009

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,077,576,615 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$187,311,509
Gross unrealized depreciation	(27,178,591)

Net unrealized appreciation	$160,132,918

4

Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$954,870,041	$0	$0	$954,870,041
Short-term investments
Investment companies	17,172,970	265,666,522	0	282,839,492

	$972,043,011	$265,666,522	$0	$1,237,709,533

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.26%
Consumer Discretionary : 12.05%
Auto Components : 0.40%
BorgWarner Incorporated	20,222	$1,953,041
Delphi Automotive plc	50,881	2,799,473
Johnson Controls Incorporated	119,869	4,858,291
The Goodyear Tire & Rubber Company †	42,966	864,476
		10,475,281

Automobiles : 0.70%
Ford Motor Company	687,931	11,137,603
General Motors Company †	134,713	4,591,019
Harley-Davidson Incorporated	39,223	2,352,596
		18,081,218

Distributors : 0.08%
Genuine Parts Company	27,118	2,088,357

Diversified Consumer Services : 0.05%
H&R Block Incorporated	47,654	1,330,023

Hotels, Restaurants & Leisure : 1.76%
Carnival Corporation	77,698	2,804,121
Chipotle Mexican Grill Incorporated †	5,409	2,207,792
Darden Restaurants Incorporated	22,716	1,049,706
International Game Technology	45,568	860,780
Marriott International Incorporated Class A	41,921	1,676,421
McDonald’s Corporation	175,438	16,554,330
Starbucks Corporation	131,017	9,239,319
Starwood Hotels & Resorts Worldwide Incorporated	34,047	2,176,965
Wyndham Worldwide Corporation	23,777	1,411,403
Wynn Resorts Limited	13,963	1,969,342
Yum! Brands Incorporated	78,718	5,511,834
		45,462,013

Household Durables : 0.31%
D.R. Horton Incorporated	49,061	875,739
Garmin Limited «	19,166	781,398
Harman International Industries Incorporated	11,891	761,262
Leggett & Platt Incorporated	25,005	723,145
Lennar Corporation «	28,953	920,995
Newell Rubbermaid Incorporated	50,485	1,277,271
Pulte Homes Incorporated	59,674	918,383
Whirlpool Corporation	13,853	1,782,188
		8,040,381

Internet & Catalog Retail : 1.21%
Amazon.com Incorporated †	63,731	17,907,136
Expedia Incorporated	16,318	763,030
Netflix Incorporated †	9,825	2,789,416
priceline.com Incorporated †	9,026	8,471,172
TripAdvisor Incorporated †	19,318	1,428,952
		31,359,706

Leisure Equipment & Products : 0.13%
Hasbro Incorporated	20,149	918,391

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Leisure Equipment & Products (continued)
Mattel Incorporated	60,442	$2,447,901
		3,366,292

Media : 3.62%
Cablevision Systems Corporation New York Group Class A	37,857	671,205
CBS Corporation Class B	99,857	5,102,693
Comcast Corporation Class A	460,827	19,396,208
DIRECTV Group Incorporated †	97,742	5,686,630
Discovery Communications Incorporated Class A †	42,823	3,319,211
Gannett Company Incorporated	40,053	964,877
Interpublic Group of Companies Incorporated	74,966	1,178,466
News Corporation Class A †	87,079	1,367,144
Omnicom Group Incorporated	45,250	2,744,413
Scripps Networks Interactive Incorporated	14,879	1,094,053
Time Warner Cable Incorporated	50,916	5,465,833
Time Warner Incorporated	163,123	9,873,835
Twenty-First Century Fox Incorporated	348,323	10,912,960
Viacom Incorporated Class B	78,068	6,211,090
Walt Disney Company	315,151	19,170,635
Washington Post Company Class B	792	446,688
		93,605,941

Multiline Retail : 0.77%
Dollar General Corporation †	52,708	2,844,651
Dollar Tree Incorporated †	39,169	2,064,206
Family Dollar Stores Incorporated	16,696	1,188,588
JCPenney Company Incorporated «†	33,539	418,567
Kohl’s Corporation	35,655	1,829,458
Macy’s Incorporated	67,136	2,982,852
Nordstrom Incorporated	26,023	1,450,262
Target Corporation	112,293	7,109,270
		19,887,854

Specialty Retail : 2.32%
Abercrombie & Fitch Company Class A	13,710	484,100
AutoNation Incorporated †	6,794	317,552
AutoZone Incorporated †	6,358	2,669,979
Bed Bath & Beyond Incorporated †	38,251	2,820,629
Best Buy Company Incorporated	46,982	1,691,352
CarMax Incorporated †	39,296	1,868,918
GameStop Corporation Class A	20,824	1,045,573
Gap Incorporated	50,740	2,051,926
Home Depot Incorporated	255,628	19,041,730
Limited Brands Incorporated	42,031	2,410,898
Lowe’s Companies Incorporated	187,665	8,598,810
O’Reilly Automotive Incorporated †	19,331	2,372,107
PetSmart Incorporated	18,080	1,273,374
Ross Stores Incorporated	38,464	2,587,089
Staples Incorporated	116,180	1,616,064
Tiffany & Company	20,986	1,618,230
TJX Companies Incorporated	125,955	6,640,348
Urban Outfitters Incorporated †	19,284	808,578
		59,917,257

Textiles, Apparel & Luxury Goods : 0.70%
Coach Incorporated	49,171	2,596,721
Fossil Group Incorporated †	9,240	1,073,134
Nike Incorporated Class B	126,664	7,957,032
PVH Corporation	14,182	1,825,933
Ralph Lauren Corporation	10,657	1,762,774

2

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	15,333	$2,870,491
		18,086,085

Consumer Staples : 10.06%
Beverages : 2.25%
Beam Incorporated	28,154	1,763,848
Brown-Forman Corporation Class B	26,541	1,777,982
Coca-Cola Enterprises Incorporated	45,078	1,685,917
Constellation Brands Incorporated Class A †	26,968	1,463,014
Dr Pepper Snapple Group Incorporated	35,708	1,598,290
Molson Coors Brewing Company	27,481	1,340,798
Monster Beverage Corporation †	25,267	1,450,073
PepsiCo Incorporated	270,611	21,575,815
The Coca-Cola Company	670,260	25,590,527
		58,246,264

Food & Staples Retailing : 2.32%
Costco Wholesale Corporation	76,416	8,548,658
CVS Caremark Corporation	214,259	12,437,735
Kroger Company	91,007	3,330,856
Safeway Incorporated	42,191	1,092,747
Sysco Corporation	103,855	3,325,437
Wal-Mart Stores Incorporated	286,697	20,923,147
Walgreen Company	150,880	7,252,802
Whole Foods Market Incorporated	60,360	3,183,990
		60,095,372

Food Products : 1.63%
Archer Daniels Midland Company	115,325	4,060,593
Campbell Soup Company	31,235	1,348,727
ConAgra Foods Incorporated	72,938	2,466,763
General Mills Incorporated	112,810	5,563,789
Hormel Foods Corporation	23,636	979,239
JM Smucker Company	18,769	1,992,142
Kellogg Company	44,407	2,695,949
Kraft Foods Group Incorporated	104,028	5,385,530
McCormick & Company Incorporated	23,082	1,561,497
Mead Johnson Nutrition Company	35,432	2,658,463
Mondelez International Incorporated Class A	312,265	9,577,168
The Hersey Company	26,231	2,411,940
Tyson Foods Incorporated Class A	49,676	1,438,120
		42,139,920

Household Products : 2.10%
Clorox Company	23,040	1,905,408
Colgate-Palmolive Company	153,429	8,863,593
Kimberly-Clark Corporation	67,303	6,291,484
Procter & Gamble Company	479,614	37,357,134
		54,417,619

Personal Products : 0.17%
Avon Products Incorporated	75,790	1,498,368
Estee Lauder Companies Incorporated Class A	42,081	2,750,414
		4,248,782

3

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Tobacco : 1.59%
Altria Group Incorporated	351,500	$11,908,820
Lorillard Incorporated	66,104	2,796,199
Philip Morris International	286,201	23,880,611
Reynolds American Incorporated	55,711	2,653,515
		41,239,145

Energy : 10.46%
Energy Equipment & Services : 1.83%
Baker Hughes Incorporated	77,316	3,594,421
Cameron International Corporation †	43,406	2,465,027
Diamond Offshore Drilling Incorporated	12,165	778,925
Ensco plc Class A ADR	40,768	2,265,070
FMC Technologies Incorporated †	41,506	2,225,967
Halliburton Company	151,200	7,257,600
Helmerich & Payne Incorporated	18,622	1,173,931
Nabors Industries Limited	51,556	793,962
National Oilwell Varco Incorporated	74,771	5,555,485
Noble Corporation	44,321	1,648,741
Rowan Companies plc †	21,734	769,818
Schlumberger Limited	232,643	18,830,124
		47,359,071

Oil, Gas & Consumable Fuels : 8.63%
Anadarko Petroleum Corporation	87,754	8,022,471
Apache Corporation	68,572	5,875,249
Cabot Oil & Gas Corporation	73,760	2,886,229
Chesapeake Energy Corporation	90,808	2,343,754
Chevron Corporation	339,306	40,862,622
ConocoPhillips Company	213,956	14,185,283
CONSOL Energy Incorporated	40,008	1,249,450
Denbury Resources Incorporated †	65,301	1,129,054
Devon Energy Corporation	66,074	3,772,165
EOG Resources Incorporated	47,612	7,477,465
EQT Corporation	26,325	2,256,579
Exxon Mobil Corporation	778,081	67,817,540
Hess Corporation	52,265	3,912,035
Kinder Morgan Incorporated	110,561	4,193,579
Marathon Oil Corporation	124,037	4,270,594
Marathon Petroleum Corporation	56,835	4,121,106
Murphy Oil Corporation	31,748	2,140,450
Newfield Exploration Company †	23,701	564,558
Noble Energy Incorporated	62,848	3,860,753
Occidental Petroleum Corporation	140,981	12,435,934
Peabody Energy Corporation	47,183	811,548
Phillips 66	108,361	6,187,413
Pioneer Natural Resources Company	23,900	4,181,783
QEP Resources Incorporated	31,370	857,028
Range Resources Corporation	28,537	2,139,704
Southwestern Energy Company †	61,513	2,349,797
Spectra Energy Corporation	117,104	3,877,313
Tesoro Corporation	23,767	1,095,421
The Williams Companies Incorporated	119,466	4,329,448
Valero Energy Corporation	95,435	3,390,806
WPX Energy Incorporated †	35,039	653,828
		223,250,959

Financials : 16.09%
Capital Markets : 2.09%
Ameriprise Financial Incorporated	35,266	3,038,166

4

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corporation	203,104	$6,040,313
BlackRock Incorporated	21,846	5,686,951
Charles Schwab Corporation	192,628	4,022,073
E*TRADE Financial Corporation †	50,194	704,724
Franklin Resources Incorporated	72,549	3,348,862
Goldman Sachs Group Incorporated	75,421	11,473,797
Invesco Limited	77,810	2,362,312
Legg Mason Incorporated	19,510	634,465
Morgan Stanley	240,103	6,185,053
Northern Trust Corporation	38,097	2,090,382
State Street Corporation	79,809	5,324,856
T. Rowe Price Group Incorporated	45,382	3,183,093
		54,095,047

Commercial Banks : 2.85%
Branch Banking & Trust Corporation	122,790	4,169,948
Comerica Incorporated	32,661	1,333,875
Fifth Third Bancorp	153,056	2,799,394
Huntington Bancshares Incorporated	146,776	1,209,434
KeyCorp	161,082	1,879,827
M&T Bank Corporation	21,447	2,430,803
PNC Financial Services Group Incorporated	92,645	6,695,454
Regions Financial Corporation	247,330	2,324,902
SunTrust Banks Incorporated	94,314	3,019,934
US Bancorp	323,673	11,694,305
Wells Fargo & Company (l)	861,949	35,408,865
Zions Bancorporation	32,242	901,809
		73,868,550

Consumer Finance : 0.95%
American Express Company	167,260	12,027,667
Capital One Financial Corporation	102,224	6,598,559
Discover Financial Services	85,821	4,055,042
SLM Corporation	77,733	1,864,815
		24,546,083

Diversified Financial Services : 5.26%
Bank of America Corporation	1,886,483	26,637,140
Berkshire Hathaway Incorporated Class B †	319,231	35,504,872
Citigroup Incorporated	532,481	25,734,807
CME Group Incorporated	53,754	3,822,447
Intercontinentalexchange Incorporated †	12,734	2,288,937
JPMorgan Chase & Company	661,414	33,421,249
Leucadia National Corporation	51,631	1,287,161
McGraw-Hill Financial Incorporated	47,965	2,799,717
Moody’s Corporation	33,935	2,156,909
NYSE Euronext Incorporated	42,523	1,777,461
The NASDAQ OMX Group	20,599	615,086
		136,045,786

Insurance : 2.92%
ACE Limited	59,528	5,221,796
AFLAC Incorporated	81,586	4,714,855
Allstate Corporation	82,009	3,929,871
American International Group Incorporated †	258,349	12,002,895
Aon plc	54,095	3,590,826
Assurant Incorporated	13,473	714,608
Chubb Corporation	45,353	3,772,009
Cincinnati Financial Corporation	25,717	1,174,753
Genworth Financial Incorporated †	86,287	1,018,187

5

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Insurance (continued)
Lincoln National Corporation	46,979	$1,974,997
Loews Corporation	53,772	2,390,703
Marsh & McLennan Companies Incorporated	96,324	3,971,439
MetLife Incorporated	191,619	8,850,882
Principal Financial Group Incorporated	48,265	1,975,004
Prudential Financial Incorporated	81,546	6,106,164
The Hartford Financial Services Group Incorporated	79,777	2,361,399
The Progressive Corporation	96,982	2,431,339
The Travelers Companies Incorporated	65,870	5,263,013
Torchmark Corporation	16,185	1,114,985
Unum Group	46,710	1,379,346
XL Group plc	50,696	1,498,574
		75,457,645

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	53,141	1,162,194

REITs : 1.92%
American Tower Corporation	69,207	4,809,194
Apartment Investment & Management Company Class A	25,532	702,896
AvalonBay Communities Incorporated	21,282	2,636,840
Boston Properties Incorporated	26,554	2,721,785
Equity Residential Company Limited	56,092	2,910,614
HCP Incorporated	79,532	3,239,338
Health Care REIT Incorporated	49,774	3,058,115
Host Hotels & Resorts Incorporated	130,321	2,219,367
Kimco Realty Corporation	71,529	1,432,726
Plum Creek Timber Company	28,496	1,262,658
Prologis Incorporated	87,185	3,072,399
Public Storage Incorporated	25,262	3,856,750
Simon Property Group Incorporated	54,395	7,921,544
The Macerich Company	24,061	1,354,153
Ventas Incorporated	51,302	3,194,063
Vornado Realty Trust	29,768	2,420,138
Weyerhaeuser Company	100,913	2,762,998
		49,575,578

Thrifts & Mortgage Finance : 0.06%
Hudson City Bancorp Incorporated	83,187	764,489
People’s United Financial Incorporated	55,609	790,760
		1,555,249

Health Care : 12.69%
Biotechnology : 2.18%
Alexion Pharmaceuticals Incorporated †	34,149	3,679,896
Amgen Incorporated	131,240	14,297,286
Biogen Idec Incorporated †	41,539	8,848,638
Celgene Corporation †	72,993	10,217,560
Gilead Sciences Incorporated †	266,925	16,087,570
Regeneron Pharmaceuticals Incorporated †	13,366	3,238,715
		56,369,665

Health Care Equipment & Supplies : 2.05%
Abbott Laboratories	272,789	9,092,057
Baxter International Incorporated	94,837	6,596,862
Becton Dickinson & Company	33,992	3,310,141
Boston Scientific Corporation †	236,081	2,497,737
C.R. Bard Incorporated	13,098	1,504,567
CareFusion Corporation †	38,465	1,378,970

6

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Covidien plc	82,329	$4,890,343
DENTSPLY International Incorporated	25,073	1,052,815
Edwards Lifesciences Corporation †	19,767	1,391,201
Intuitive Surgical Incorporated †	7,028	2,716,463
Medtronic Incorporated	176,980	9,158,715
St. Jude Medical Incorporated	49,586	2,499,630
Stryker Corporation	50,279	3,363,162
Varian Medical Systems Incorporated †	18,974	1,336,718
Zimmer Holdings Incorporated	29,462	2,330,150
		53,119,531

Health Care Providers & Services : 2.06%
Aetna Incorporated	66,190	4,195,784
AmerisourceBergen Corporation	40,407	2,299,966
Cardinal Health Incorporated	59,816	3,007,548
CIGNA Corporation	49,929	3,928,913
DaVita Incorporated †	14,811	1,592,331
Express Scripts Holding Corporation †	142,851	9,125,322
Humana Incorporated	27,562	2,537,909
Laboratory Corporation of America Holdings †	16,269	1,557,269
McKesson Corporation	39,655	4,814,514
Patterson Companies Incorporated	14,638	583,763
Quest Diagnostics Incorporated	27,654	1,621,077
Tenet Healthcare Corporation †	18,112	707,274
UnitedHealth Group Incorporated	178,493	12,805,088
WellPoint Incorporated	52,561	4,475,044
		53,251,802

Health Care Technology : 0.09%
Cerner Corporation †	51,132	2,355,140

Life Sciences Tools & Services : 0.50%
Agilent Technologies Incorporated	60,281	2,811,506
Life Technologies Corporation †	30,151	2,243,536
PerkinElmer Incorporated	19,588	704,580
Thermo Fisher Scientific Incorporated	62,810	5,579,412
Waters Corporation †	14,995	1,482,256
		12,821,290

Pharmaceuticals : 5.81%
Abbvie Incorporated	277,140	11,808,935
Actavis Incorporated †	22,355	3,021,949
Allergan Incorporated	51,868	4,584,094
Bristol-Myers Squibb Company	287,434	11,983,123
Eli Lilly & Company	173,483	8,917,026
Forest Laboratories Incorporated †	41,065	1,746,494
Hospira Incorporated †	28,960	1,130,309
Johnson & Johnson	491,533	42,473,367
Merck & Company Incorporated	528,409	24,988,462
Mylan Laboratories Incorporated †	66,688	2,356,754
Perrigo Company	15,469	1,880,257
Pfizer Incorporated	1,167,762	32,942,566
Zoetis Incorporated	87,496	2,550,508
		150,383,844

Industrials : 10.12%
Aerospace & Defense : 2.57%
Boeing Company	119,487	12,417,089
General Dynamics Corporation	58,097	4,836,575

7

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
Honeywell International Incorporated	137,681	$10,955,277
L-3 Communications Holdings Incorporated	15,749	1,422,607
Lockheed Martin Corporation	46,537	5,697,060
Northrop Grumman Corporation	41,153	3,797,187
Precision Castparts Corporation	25,607	5,409,223
Raytheon Company	56,805	4,283,665
Rockwell Collins Incorporated	23,741	1,680,151
Textron Incorporated	48,622	1,309,877
United Technologies Corporation	148,001	14,814,900
		66,623,611

Air Freight & Logistics : 0.74%
C.H. Robinson Worldwide Incorporated	28,097	1,597,876
Expeditors International of Washington Incorporated	36,155	1,466,447
FedEx Corporation	51,568	5,536,340
United Parcel Service Incorporated Class B	124,333	10,640,418
		19,241,081

Airlines : 0.06%
Southwest Airlines Company	126,396	1,619,133

Building Products : 0.05%
Masco Corporation	62,449	1,181,535

Commercial Services & Supplies : 0.50%
Cintas Corporation	18,224	870,378
Iron Mountain Incorporated	29,361	757,514
Pitney Bowes Incorporated «	35,256	575,378
Republic Services Incorporated	51,932	1,688,309
Stericycle Incorporated †	15,099	1,699,543
The ADT Corporation	38,286	1,524,931
Tyco International Limited	81,196	2,682,716
Waste Management Incorporated	76,822	3,106,682
		12,905,451

Construction & Engineering : 0.16%
Fluor Corporation	28,502	1,807,882
Jacobs Engineering Group Incorporated †	22,889	1,333,971
Quanta Services Incorporated †	37,263	974,055
		4,115,908

Electrical Equipment : 0.67%
Eaton Corporation plc	82,789	5,242,199
Emerson Electric Company	125,795	7,594,244
Rockwell Automation Incorporated	24,439	2,376,204
Roper Industries Incorporated	17,327	2,143,350
		17,355,997

Industrial Conglomerates : 2.36%
3M Company	111,116	12,620,555
Danaher Corporation	101,823	6,671,443
General Electric Company	1,809,441	41,870,465
		61,162,463

Machinery : 1.76%
Caterpillar Incorporated	115,055	9,496,640
Cummins Incorporated	30,879	3,804,293

8

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Machinery (continued)
Deere & Company	67,905	$5,679,574
Dover Corporation	29,942	2,546,567
Flowserve Corporation	25,020	1,395,866
Illinois Tool Works Incorporated	72,517	5,182,790
Ingersoll-Rand plc	48,643	2,876,747
Joy Global Incorporated	18,595	913,386
Paccar Incorporated	61,898	3,318,352
Pall Corporation	19,524	1,349,889
Parker Hannifin Corporation	26,118	2,610,494
Pentair Limited	35,752	2,149,053
Snap-On Incorporated	10,197	954,439
Stanley Black & Decker Incorporated	28,334	2,415,757
Xylem Incorporated	32,424	803,467
		45,497,314

Professional Services : 0.16%
Dun & Bradstreet Corporation	6,990	695,365
Equifax Incorporated	21,106	1,247,154
Nielsen Holdings NV	36,644	1,264,218
Robert Half International Incorporated	24,419	861,258
		4,067,995

Road & Rail : 0.91%
CSX Corporation	178,835	4,401,129
Kansas City Southern Railway Company	19,281	2,032,603
Norfolk Southern Corporation	55,138	3,978,758
Ryder System Incorporated	9,086	505,272
Union Pacific Corporation	81,683	12,541,608
		23,459,370

Trading Companies & Distributors : 0.18%
Fastenal Company	47,241	2,078,132
W.W. Grainger Incorporated	10,466	2,588,765
		4,666,897

Information Technology : 17.77%
Communications Equipment : 1.89%
Cisco Systems Incorporated	935,217	21,799,908
F5 Networks Incorporated †	13,789	1,149,727
Harris Corporation	19,176	1,085,937
JDS Uniphase Corporation †	41,391	531,047
Juniper Networks Incorporated †	88,591	1,674,370
Motorola Solutions Incorporated	47,538	2,662,603
QUALCOMM Incorporated	302,358	20,040,288
		48,943,880

Computers & Peripherals : 4.25%
Apple Incorporated	164,256	80,000,885
Dell Incorporated	256,830	3,536,549
EMC Corporation	367,631	9,477,527
Hewlett-Packard Company	337,482	7,539,348
NetApp Incorporated	63,074	2,620,094
SanDisk Corporation	42,581	2,349,620
Seagate Technology plc	55,842	2,139,865
Western Digital Corporation	37,229	2,308,198
		109,972,086

9

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 0.45%
Amphenol Corporation Class A	27,968	$2,119,135
Corning Incorporated	258,129	3,624,131
FLIR Systems Incorporated	24,829	776,651
Jabil Circuit Incorporated	32,269	736,379
Molex Incorporated	24,255	703,880
TE Connectivity Limited	72,697	3,562,153
		11,522,329

Internet Software & Services : 2.21%
Akamai Technologies Incorporated †	31,096	1,429,794
eBay Incorporated †	204,393	10,217,606
Google Incorporated Class A †	47,026	39,826,319
VeriSign Incorporated †	26,379	1,265,928
Yahoo! Incorporated †	166,050	4,503,276
		57,242,923

IT Services : 3.51%
Accenture plc	113,759	8,219,088
Automatic Data Processing Incorporated	84,910	6,042,196
Cognizant Technology Solutions Corporation Class A †	52,780	3,868,774
Computer Sciences Corporation	26,289	1,318,393
Fidelity National Information Services Incorporated	51,292	2,280,442
Fiserv Incorporated †	23,302	2,243,284
International Business Machines Corporation	182,389	33,244,043
MasterCard Incorporated	18,295	11,088,234
Paychex Incorporated	56,675	2,192,189
SAIC Incorporated	49,749	749,717
Teradata Corporation †	28,594	1,674,465
Total System Services Incorporated	28,144	778,744
Visa Incorporated Class A	88,687	15,468,787
Western Union Company	97,490	1,709,000
		90,877,356

Office Electronics : 0.08%
Xerox Corporation	214,874	2,144,443

Semiconductors & Semiconductor Equipment : 1.94%
Advanced Micro Devices Incorporated «†	106,275	347,519
Altera Corporation	56,022	1,970,294
Analog Devices Incorporated	53,926	2,495,695
Applied Materials Incorporated	210,271	3,156,168
Broadcom Corporation Class A	91,927	2,322,076
First Solar Incorporated †	11,627	426,943
Intel Corporation	869,887	19,120,116
KLA-Tencor Corporation	29,029	1,600,949
Lam Research Corporation †	28,474	1,328,882
Linear Technology Corporation	40,818	1,564,554
LSI Corporation	96,169	712,612
Microchip Technology Incorporated	34,498	1,338,867
Micron Technology Incorporated †	180,260	2,446,128
NVIDIA Corporation	101,131	1,491,682
Teradyne Incorporated †	33,361	512,091
Texas Instruments Incorporated	194,093	7,414,353
Xilinx Incorporated	46,174	2,004,875
		50,253,804

Software : 3.44%
Adobe Systems Incorporated †	87,835	4,018,451
Autodesk Incorporated †	39,338	1,445,672
BMC Software Incorporated †	23,179	1,066,234

10

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Software (continued)
CA Incorporated	57,962	$1,695,389
Citrix Systems Incorporated †	32,745	2,317,364
Electronic Arts Incorporated †	52,959	1,410,828
Intuit Incorporated	48,842	3,102,932
Microsoft Corporation	1,315,241	43,929,049
Oracle Corporation	642,976	20,485,215
Red Hat Incorporated †	33,178	1,676,153
Salesforce.com Incorporated †	94,975	4,666,122
Symantec Corporation	121,906	3,122,013
		88,935,422

Materials : 3.37%
Chemicals : 2.44%
Air Products & Chemicals Incorporated	36,456	3,723,616
Airgas Incorporated	11,533	1,172,329
CF Industries Holdings Incorporated	10,375	1,974,778
Dow Chemical Company	211,669	7,916,421
E.I. du Pont de Nemours & Company	161,074	9,120,010
Eastman Chemical Company	27,127	2,061,652
Ecolab Incorporated	46,620	4,258,737
FMC Corporation	23,822	1,586,783
International Flavors & Fragrances Incorporated	14,261	1,126,762
LyondellBasell Industries NV Class A	66,468	4,662,730
Monsanto Company	93,418	9,144,688
Mosaic Company	48,427	2,016,985
PPG Industries Incorporated	24,962	3,899,314
Praxair Incorporated	51,754	6,075,920
Sherwin-Williams Company	14,984	2,583,242
Sigma-Aldrich Corporation	21,058	1,736,653
		63,060,620

Construction Materials : 0.04%
Vulcan Materials Company	22,741	1,087,020

Containers & Packaging : 0.22%
Avery Dennison Corporation	17,426	745,136
Ball Corporation	26,032	1,156,341
Bemis Company Incorporated	18,005	716,419
MeadWestvaco Corporation	30,966	1,110,131
Owens-Illinois Incorporated †	28,785	817,206
Sealed Air Corporation	34,270	973,268
		5,518,501

Metals & Mining : 0.53%
Alcoa Incorporated	187,136	1,440,947
Allegheny Technologies Incorporated	18,891	504,579
Cliffs Natural Resources Incorporated «	26,791	559,128
Freeport-McMoRan Copper & Gold Incorporated Class B	181,679	5,490,339
Newmont Mining Corporation	87,008	2,764,244
Nucor Corporation	55,610	2,529,699
United States Steel Corporation «	25,249	451,957
		13,740,893

Paper & Forest Products : 0.14%
International Paper Company	77,845	3,675,062

11

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Telecommunication Services : 2.48%
Diversified Telecommunication Services : 2.34%
AT&T Incorporated	941,458	$31,849,524
CenturyTel Incorporated	106,578	3,529,863
Frontier Communications Corporation «	174,599	756,014
Verizon Communications Incorporated	500,673	23,721,887
Windstream Corporation «	103,729	837,093
		60,694,381

Wireless Telecommunication Services : 0.14%
Crown Castle International Corporation †	51,302	3,561,385

Utilities : 3.17%
Electric Utilities : 1.77%
American Electric Power Company Incorporated	85,054	3,640,311
Duke Energy Corporation	123,499	8,101,534
Edison International	57,014	2,616,372
Entergy Corporation	31,181	1,971,575
Exelon Corporation	149,767	4,566,396
FirstEnergy Corporation	73,185	2,742,242
Nextera Energy Incoporated	74,308	5,971,391
Northeast Utilities	55,056	2,255,644
Pepco Holdings Incorporated	43,500	823,890
Pinnacle West Capital Corporation	19,240	1,044,155
PPL Corporation	110,660	3,397,262
The Southern Company	152,312	6,339,225
Xcel Energy Incorporated	87,013	2,429,403
		45,899,400

Gas Utilities : 0.11%
AGL Resources Incorporated	20,681	908,930
ONEOK Incorporated	36,067	1,855,286
		2,764,216

Independent Power Producers & Energy Traders : 0.11%
AES Corporation	108,430	1,378,145
NRG Energy Incorporated	56,433	1,481,366
		2,859,511

Multi-Utilities : 1.18%
Ameren Corporation	42,459	1,435,539
CenterPoint Energy Incorporated	74,989	1,719,498
CMS Energy Corporation	46,502	1,233,698
Consolidated Edison Incorporated	51,254	2,882,012
Dominion Resources Incorporated	101,089	5,898,543
DTE Energy Company	30,440	2,035,523
Integrys Energy Group Incorporated	13,847	774,324
NiSource Incorporated	54,604	1,597,713
PG&E Corporation	77,377	3,200,313
Public Service Enterprise Group Incorporated	88,541	2,870,499
SCANA Corporation	24,411	1,174,657
Sempra Energy	39,444	3,329,862
TECO Energy Incorporated	35,791	591,625
Wisconsin Energy Corporation	40,025	1,642,621
		30,386,427

Total Common Stocks (Cost $1,707,543,283)		2,542,341,358

12

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Yield		Shares	Value
Short-Term Investments : 1.72%
Investment Companies : 1.62%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.09%		36,903,936	$36,903,936
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.14		4,979,223	4,979,223
					41,883,159

			Maturity date	Principal
U.S. Treasury Securities : 0.10%
U.S. Treasury Bill #(z)		0.02	10-24-2013	$1,500,000	1,499,958
U.S. Treasury Bill #(z)		0.02	11-7-2013	250,000	249,989
U.S. Treasury Bill #(z)		0.03	10-3-2013	1,000,000	999,975
					2,749,922

Total Short-Term Investments (Cost $44,633,078)					44,633,081

Total investments in securities (Cost $1,752,176,361)*	99.98%				2,586,974,439
Other assets and liabilities, net	0.02				396,254

Total net assets	100.00%				$2,587,370,693

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $1,858,007,381 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$908,493,362
Gross unrealized depreciation	(179,526,304)

Net unrealized appreciation	$728,967,058

13

Wells Fargo Advantage Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013 the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,542,341,358	$0	$0	$2,542,341,358
Short-term investments
Investment companies	36,903,936	4,979,223	0	41,883,159
U.S. Treasury securities	249,989	2,499,933	0	2,749,922

	$2,579,495,283	$7,479,156	$0	$2,586,974,439

As of August 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$221,675	$0	$0	$221,675

+	Futures contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2013, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2013, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains
9-19-2013	110 Long	S&P 500 Index	$44,860,750	$221,675

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 95.79%
Belgium : 3.92%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	37,449	$3,492,533
Telenet Group Holding NV (Consumer Discretionary, Media)	20,458	986,493
UCB SA (Health Care, Pharmaceuticals)	16,564	963,439
		5,442,465

Brazil : 0.27%
BM&F Bovespa SA (Financials, Diversified Financial Services)	76,800	376,283

Canada : 1.21%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	14,249	1,681,809

China : 7.57%
Baidu Incorporated (Information Technology, Internet Software & Services)†	39,926	5,411,171
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	252,000	1,783,697
China Resources Land Limited (Financials, Real Estate Management & Development)	524,500	1,429,794
Tencent Holdings Limited (Information Technology, Internet Software & Services)	40,200	1,877,431
		10,502,093

Denmark : 0.33%
Rockwool International AS B Shares (Industrials, Building Products)	2,867	452,585

France : 7.75%
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,023	704,841
Pernod-Ricard SA (Consumer Staples, Beverages)	17,796	2,064,483
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	7,103	680,726
Schneider Electric SA (Industrials, Electrical Equipment)	37,009	2,830,499
Unibail-Rodamco SE (Financials, REITs)	8,735	1,961,262
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	17,306	2,507,797
		10,749,608

Germany : 18.52%
Allianz AG (Financials, Insurance)	11,889	1,703,296
Bayer AG (Health Care, Pharmaceuticals)	38,704	4,301,769
Beiersdorf AG (Consumer Staples, Personal Products)	24,673	2,125,777
Deutsche Post AG (Industrials, Air Freight & Logistics)	123,607	3,572,938
Heidelbergcement AG (Materials, Construction Materials)	28,480	1,975,222
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	17,806	2,022,558
Linde AG (Materials, Chemicals)	29,764	5,720,431
MTU Aero Engines AG (Industrials, Aerospace & Defense)	12,344	1,109,250
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	17,362	3,163,703
		25,694,944

Hong Kong : 4.26%
AIA Group Limited (Financials, Insurance)	1,012,600	4,432,188
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	122,966	792,487
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	120,000	687,720
		5,912,395

India : 0.21%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	75,394	286,366

Indonesia : 0.55%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	1,273,500	766,957

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage International Growth Portfolio

Security name	Shares	Value
Ireland : 2.43%
Covidien plc (Health Care, Health Care Equipment & Supplies)	56,781	$3,372,791

Japan : 11.40%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	89,500	3,209,045
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	256,000	1,028,299
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	118,300	3,995,565
NGK Insulators Limited (Industrials, Machinery)	153,000	2,109,086
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	135,500	1,340,438
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	12,400	744,246
ORIX Corporation (Financials, Diversified Financial Services)	15,100	205,752
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	15,400	696,922
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	41,300	2,484,252
		15,813,605

Malaysia : 0.12%
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	188,000	169,259

Netherlands : 3.84%
Unilever NV (Consumer Staples, Food Products)	109,569	4,122,604
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	30,516	1,209,416
		5,332,020

Nigeria : 0.52%
Nigerian Breweries plc (Consumer Staples, Beverages)	712,597	712,109

Singapore : 0.50%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	330,000	695,210

South Korea : 0.57%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	640	784,647

Spain : 0.59%
Grifols SA (Health Care, Biotechnology)	19,481	782,427
Grifols SA Class B (Health Care, Biotechnology)	1,237	38,066
		820,493

Switzerland : 11.02%
Actelion Limited (Health Care, Biotechnology)	3,811	258,973
Credit Suisse Group AG (Financials, Capital Markets)	57,586	1,659,883
Holcim Limited (Materials, Construction Materials)	21,567	1,462,468
Nestle SA (Consumer Staples, Food Products)	65,912	4,313,558
Novartis AG (Health Care, Pharmaceuticals)	4,733	344,797
Roche Holdings AG (Health Care, Pharmaceuticals)	15,328	3,820,735
Swiss Reinsurance AG (Financials, Insurance)	18,300	1,402,399
UBS AG (Financials, Diversified Financial Services)	104,795	2,024,807
		15,287,620

United Kingdom : 18.31%
British Land Company plc (Financials, REITs)	51,166	442,539
Diageo plc (Consumer Staples, Beverages)	23,023	705,571
HSBC Holdings plc (Financials, Commercial Banks)	266,808	2,793,467
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	82,325	2,722,004
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,030	504,939
Johnson Matthey plc (Materials, Chemicals)	38,216	1,683,927
Land Securities Group plc (Financials, REITs)	125,237	1,711,285
Liberty Global plc Class A (Consumer Discretionary, Media)†	22,053	1,713,077
Liberty Global plc Class C (Consumer Discretionary, Media)†	2,512	184,707
Meggitt plc (Industrials, Aerospace & Defense)	178,800	1,460,033

2

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Prudential plc (Financials, Insurance)			46,127	$771,523
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)			161,611	2,787,417
SABMiller plc (Consumer Staples, Beverages)			75,573	3,602,140
Standard Chartered plc (Financials, Commercial Banks)			44,155	986,721
Tesco plc (Consumer Staples, Food & Staples Retailing)			251,762	1,430,750
WPP plc (Consumer Discretionary, Media)			102,896	1,906,202
				25,406,302

United States : 1.90%
Schlumberger Limited (Energy, Energy Equipment & Services)			32,549	2,634,516

Total Common Stocks (Cost $112,777,335)				132,894,077

		Dividend yield
Preferred Stocks : 1.24%
Germany : 1.24%
Henkel AG & Company KGaA Vorzug (Consumer Staples, Household Products) ±		1.29%	17,723	1,717,503

Total Preferred Stocks (Cost $1,247,506)				1,717,503

		Yield
Short-Term Investments : 2.85%
Investment Companies : 2.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.09%	3,959,710	3,959,710

Total Short-Term Investments (Cost $3,959,710)				3,959,710

Total investments in securities (Cost $117,984,551)*	99.88%			138,571,290
Other assets and liabilities, net	0.12			167,614

Total net assets	100.00%			$138,738,904

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $118,608,409 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,238,081
Gross unrealized depreciation	(2,275,200)

Net unrealized appreciation	$19,962,881

3

Wells Fargo Advantage International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$16,360,847	$116,533,230	$0	$132,894,077
Preferred stocks	0	1,717,503	0	1,717,503
Short-term investments
Investment companies	3,959,710	0	0	3,959,710

	$20,320,557	$118,250,733	$0	$138,571,290

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.15%
Australia : 5.62%
Arrium Limited (Materials, Metals & Mining)	1,531,700	$1,518,781
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	2,442,834
Boart Longyear Group Limited (Energy, Energy Equipment & Services)«	199,991	81,073
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)«	207,386	761,505
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,189,820
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,906,547
Leighton Holdings Limited (Industrials, Construction & Engineering)«	77,400	1,189,623
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	2,974,164
Metcash Limited (Consumer Staples, Food & Staples Retailing)	785,500	2,266,322
Mincor Resources NL (Materials, Metals & Mining)(i)	570,994	308,997
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	577,400	1,407,475
Rio Tinto Limited (Materials, Metals & Mining)	66,800	3,439,256
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	80,049
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	1,105,123
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,370,932
United Construction Group Limited (Industrials, Construction & Engineering)«	152,800	1,004,003
		24,046,504

Austria : 1.39%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,896,810
RHI AG (Materials, Construction Materials)(i)	64,721	2,037,612
Voestalpine AG (Materials, Metals & Mining)	47,700	2,038,571
		5,972,993

Belgium : 1.17%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,516,838
KBC Groep NV (Financials, Commercial Banks)	53,400	2,345,132
Tessenderlo Chemie NV (Materials, Chemicals)	6,100	146,995
		5,008,965

Brazil : 1.13%
Banco do Brasil SA (Financials, Commercial Banks)	196,000	1,893,502
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	2,078,915
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	872,399
		4,844,816

Canada : 2.49%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	65,800	5,057,598
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	3,098,923
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,491,598
		10,648,119

China : 2.10%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,038,878
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,901,257
China Petroleum & Chemical Corporation (Energy, Oil & Consumable Fuels)	6,116,500	4,404,368
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	1,658,188
		9,002,691

Czech Republic : 0.31%
CEZ AS (Utilities, Electric Utilities)	57,500	1,328,068

Finland : 0.83%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	1,922,260

1

PORTFOLIO OF INVESTMENTS — August 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value
Finland (continued)
TietoEnator Oyj (Information Technology, IT Services)	82,700	$1,645,010
		3,567,270

France : 8.69%
Alstom SA (Industrials, Machinery)	56,900	2,003,730
AXA SA (Financials, Insurance)	132,200	2,881,308
BNP Paribas SA (Financials, Commercial Banks)	49,100	3,078,404
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,297,174
Credit Agricole SA (Financials, Commercial Banks)†	219,328	2,215,805
Renault SA (Consumer Discretionary, Automobiles)	40,500	2,896,942
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	5,884,356
SCOR SE (Financials, Insurance)	109,700	3,431,463
Societe Generale SA (Financials, Commercial Banks)	39,000	1,707,941
Thales SA (Industrials, Aerospace & Defense)	59,100	2,911,727
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,188,722
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	134,746	2,733,279
		37,230,851

Germany : 7.94%
Allianz AG (Financials, Insurance)	35,700	5,114,616
BASF SE (Materials, Chemicals)	46,500	4,067,230
Daimler AG (Consumer Discretionary, Automobiles)	69,300	4,755,218
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,788,524
E.ON SE (Utilities, Multi-Utilities)	87,200	1,379,884
Gildemeister AG (Industrials, Machinery)	74,500	1,657,134
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,163,933
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	1,824,823
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	3,589,734
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,493,882
RWE AG (Utilities, Multi-Utilities)	40,900	1,123,316
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,022,542
		33,980,836

Hong Kong : 1.51%
Guangdong Investment Limited (Utilities, Water Utilities)	950,000	785,470
Johnson Electric Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,563,000	2,065,266
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	853,164
Lonking Holdings Limited (Industrials, Machinery)†	3,973,000	830,141
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,928,204
		6,462,245

India : 0.77%
Gail Limited (Utilities, Gas Utilities)	16,600	448,200
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	1,870,416
Tata Steel Limited GDR (Industrials, Machinery)	245,900	979,054
		3,297,670

Indonesia : 0.17%
PT Japfa Comfeed Indonesia Tbk (Consumer Staples, Food Products)	6,962,500	749,675

Ireland : 0.62%
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	5,600
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	2,648,084
		2,653,684

2

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Israel : 1.04%
Bank Hapoalim Limited (Financials, Commercial Banks)	542,900	$2,508,144
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	1,964,991
		4,473,135

Italy : 1.35%
Enel SpA (Utilities, Electric Utilities)	688,400	2,269,809
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,491,833
		5,761,642

Japan : 19.46%
Adeka Corporation (Materials, Chemicals)	203,200	2,206,818
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,771,120
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,799,162
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,687,454
Chiba Bank Limited (Financials, Commercial Banks)	329,000	2,241,745
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	975,316
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,346,606
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,607,391
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	1,172,977
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,259,325
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,143,759
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	120,000	5,704,608
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,115,097
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,289,157
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,726,981
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,116,044
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	660,435
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,599,656
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	3,711,855
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,270,725
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	550,059
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	92,700	4,702,826
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,497,729
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,800	2,877,532
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	133,900	4,136,883
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,021,464
Resona Holdings Incorporated (Financials, Commercial Banks)	598,500	2,839,928
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	272,287
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)«	99,800	1,306,363
Sankyu Incorporated (Industrials, Road & Rail)	313,000	992,831
Shionogi & Company Limited (Health Care, Pharmaceuticals)	79,300	1,539,953
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,204,225
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,590,403
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	100,400	4,413,167
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	317,047
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,212,626
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	325,000	1,747,232
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	13,500	1,216,504
West Japan Railway Company (Industrials, Road & Rail)	45,400	1,868,959
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,603,773
		83,318,022

Liechtenstein : 0.16%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)(i)	7,800	677,769

Malaysia : 0.48%
Tenaga Nasional Berhad (Utilities, Electric Utilities)	772,000	2,050,371

3

PORTFOLIO OF INVESTMENTS — August 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value
Netherlands : 2.26%
Aegon NV (Financials, Insurance)«	334,000	$2,377,467
ING Groep NV (Financials, Diversified Financial Services)†	237,100	2,581,453
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	285,600	4,549,955
Nutreco NV (Consumer Staples, Food Products)	3,480	163,767
		9,672,642

Norway : 1.55%
Atea ASA (Information Technology, IT Services)	84,900	842,654
DnB Nor ASA (Financials, Commercial Banks)	148,800	2,306,682
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,353,655
Yara International ASA (Materials, Chemicals)	53,600	2,118,677
		6,621,668

Poland : 0.66%
Asseco Poland SA (Information Technology, Software)	101,800	1,439,667
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,384,478
		2,824,145

Russia : 1.54%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)(i)	150,900	3,104,485
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,490,371
		6,594,856

Singapore : 0.41%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,757,023

South Africa : 0.29%
Barclays Africa Group Limited (Financials, Commercial Banks)«	92,100	1,226,983

South Korea : 2.35%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,574,286
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	1,950,825
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,440,908
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	2,108,415
		10,074,434

Spain : 1.96%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,769,860
Banco Santander Central Hispano SA (Financials, Commercial Banks)	429,681	3,036,227
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	2,872,874
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)†	52,400	712,352
		8,391,313

Sweden : 2.00%
Boliden AB (Materials, Metals & Mining)	169,300	2,470,593
Nordea Bank AB (Financials, Commercial Banks)	177,300	2,061,399
Saab AB (Industrials, Aerospace & Defense)	113,500	2,081,067
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	165,700	1,948,762
		8,561,821

Switzerland : 5.73%
Baloise Holding AG (Financials, Insurance)	28,800	3,047,457
Credit Suisse Group AG (Financials, Capital Markets)	184,595	5,320,843
Georg Fischer AG (Industrials, Machinery)	3,000	1,625,686
Novartis AG (Health Care, Pharmaceuticals)	48,000	3,496,784
Roche Holdings AG (Health Care, Pharmaceuticals)	12,300	3,065,961

4

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Shares	Value
Switzerland (continued)
Swiss Reinsurance AG (Financials, Insurance)		48,500	$3,716,742
Zurich Financial Services AG (Financials, Insurance)		17,100	4,252,497
			24,525,970

Taiwan : 0.34%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		794,000	1,443,556

Thailand : 0.80%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)		2,188,900	2,158,980
Thanachart Capital plc (Financials, Capital Markets)		1,251,600	1,248,734
			3,407,714

United Kingdom : 20.03%
Alent plc (Materials, Chemicals)		145,400	800,007
AMEC plc (Energy, Energy Equipment & Services)		113,800	1,833,615
Amlin plc (Financials, Insurance)		279,000	1,696,185
AstraZeneca plc (Health Care, Pharmaceuticals)		150,200	7,395,459
Aviva plc (Financials, Insurance)		314,900	1,884,885
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	4,611,952
Barclays plc (Financials, Commercial Banks)		715,000	3,132,134
Bodycote plc (Industrials, Construction & Engineering)		183,700	1,787,735
BP plc (Energy, Oil, Gas & Consumable Fuels)		694,200	4,800,266
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,124,900	5,665,578
Carillion plc (Industrials, Construction & Engineering)		261,500	1,162,763
Centrica plc (Utilities, Gas Utilities)		518,500	3,103,285
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	1,176,457
Debenhams plc (Consumer Discretionary, Media)		1,238,200	2,056,996
Firstgroup plc (Industrials, Road & Rail)		254,700	452,336
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		57,700	1,471,555
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		10,852	140,228
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	639,837
Inchcape plc (Consumer Discretionary, Distributors)		255,800	2,333,623
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		706,400	4,211,321
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)		679,100	848,758
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		563,690	1,364,194
Old Mutual plc (Financials, Insurance)		982,800	2,758,198
Pace plc (Consumer Discretionary, Household Durables)		374,800	1,660,586
Premier Foods plc (Consumer Staples, Food Products)†		31,510	64,213
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	816,550
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	462,590
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	8,885,708
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,726,309
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,481,001
Vesuvius plc (Industrials, Machinery)		145,400	1,040,700
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,962,500	6,322,225
WH Smith plc (Consumer Discretionary, Specialty Retail)		223,600	2,936,574
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	3,058,090
			85,781,913

Total Common Stocks (Cost $428,370,594)			415,959,364

	Dividend yield
Preferred Stocks : 0.70%
Brazil : 0.70%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks)	1.46%	173,300	1,037,207
Companhia Energetica de Minas Gerais SA (Utilities, Oil, Gas & Consumable Fuels)	18.50	83,399	650,148

5

PORTFOLIO OF INVESTMENTS — August 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name		Dividend yield		Shares	Value
Brazil (continued)
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining)		3.08%		100,100	$1,304,767

Total Preferred Stocks (Cost $4,315,406)					2,992,122

			Expiration date
Rights : 0.01%
Germany : 0.01%
Gildemeister AG (Industrials, Machinery)†			09-12-13	74,500	56,124

Total Rights (Cost $0)					56,124

Short-Term Investments : 1.93%
		Yield
Investment Companies : 1.93%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.09		2,378,389	2,378,389
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.14		5,899,475	5,899,475

Total Short-Term Investments (Cost $8,277,864)					8,277,864

Total investments in securities (Cost $440,963,864)*	99.79%				427,285,474
Other assets and liabilities, net	0.21				889,020

Total net assets	100.00%				$428,174,494

«	All or a portion of this security is on loan.
†	Non-income-earning security
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $442,323,536 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,146,995
Gross unrealized depreciation	(65,185,057)

Net unrealized depreciation	$(15,038,062)

6

Wells Fargo Advantage International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$24,007,493	$391,951,871	$0	$415,959,364
Preferred Stocks	2,992,122	0	0	2,992,122
Rights	0	56,124	0	56,124
Short-term investments
Investment companies	2,378,389	5,899,475	0	8,277,864

	$29,378,004	$397,907,470	$0	$427,285,474

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.33%
Consumer Discretionary : 8.73%
Automobiles : 1.25%
General Motors Company †	35,707	$1,216,895

Household Durables : 3.53%
Harman International Industries Incorporated	15,884	1,016,894
Newell Rubbermaid Incorporated	67,583	1,709,850
Toll Brothers Incorporated †	23,792	728,273
		3,455,017

Media : 2.93%
DIRECTV Group Incorporated †	14,005	814,811
Lamar Advertising Company Class A †	29,258	1,230,884
Walt Disney Company	13,512	821,935
		2,867,630

Specialty Retail : 1.02%
Bed Bath & Beyond Incorporated †	13,458	992,393

Consumer Staples : 5.25%
Food & Staples Retailing : 2.24%
CVS Caremark Corporation	37,707	2,188,891

Household Products : 1.44%
Procter & Gamble Company	18,048	1,405,759

Personal Products : 1.57%
Herbalife Limited «	25,140	1,533,791

Energy : 14.44%
Oil, Gas & Consumable Fuels : 14.44%
Chesapeake Energy Corporation	92,294	2,382,108
Chevron Corporation	31,699	3,817,511
ConocoPhillips Company	19,380	1,284,894
Continental Resources Incorporated «†	22,714	2,095,594
Denbury Resources Incorporated †	51,373	888,239
Noble Energy Incorporated	16,217	996,210
Valero Energy Corporation	20,099	714,117
Whiting Petroleum Corporation †	38,443	1,940,218
		14,118,891

Financials : 30.17%
Capital Markets : 1.35%
Goldman Sachs Group Incorporated	8,690	1,322,010

Commercial Banks : 8.19%
First Republic Bank Corporation	38,811	1,718,551
KeyCorp	137,756	1,607,613
PNC Financial Services Group Incorporated	27,275	1,971,164
SVB Financial Group †	12,953	1,072,508
Synovus Financial Corporation	513,296	1,637,414
		8,007,250

1

PORTFOLIO OF INVESTMENTS — August 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value
Consumer Finance : 1.25%
SLM Corporation	50,901	$1,221,115

Diversified Financial Services : 5.57%
Bank of America Corporation	201,172	2,840,549
Citigroup Incorporated	53,902	2,605,084
		5,445,633

Insurance : 8.42%
ACE Limited	10,453	916,937
American International Group Incorporated †	47,009	2,184,038
MetLife Incorporated	39,536	1,826,168
The Hartford Financial Services Group Incorporated	69,653	2,061,729
The Travelers Companies Incorporated	15,605	1,246,840
		8,235,712

Real Estate Management & Development : 0.99%
Realogy Holdings Corporation †	22,785	964,489

REITs : 4.40%
American Tower Corporation	23,810	1,654,557
Realty Income Corporation «	38,963	1,539,039
Weyerhaeuser Company	40,452	1,107,576
		4,301,172

Health Care : 10.58%
Health Care Equipment & Supplies : 1.99%
Medtronic Incorporated	19,613	1,014,973
Stryker Corporation	13,954	933,383
		1,948,356

Health Care Providers & Services : 1.73%
Cigna Corporation	21,536	1,694,668

Pharmaceuticals : 6.86%
Johnson & Johnson	25,761	2,226,008
Merck & Company Incorporated	23,062	1,090,602
Novartis AG ADR	22,104	1,613,150
Pfizer Incorporated	62,816	1,772,039
		6,701,799

Industrials : 10.64%
Aerospace & Defense : 0.91%
Triumph Group Incorporated	12,411	893,220

Airlines : 1.80%
Southwest Airlines Company	137,151	1,756,904

Construction & Engineering : 1.08%
URS Corporation	21,272	1,053,389

Electrical Equipment : 1.90%
Eaton Corporation plc	29,303	1,855,466

Industrial Conglomerates : 1.68%
General Electric Company	70,900	1,640,626

2

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Machinery : 2.29%
Dover Corporation	14,887	$1,266,139
Stanley Black & Decker Incorporated	11,468	977,762
		2,243,901

Trading Companies & Distributors : 0.98%
WESCO International Incorporated †	12,946	955,026

Information Technology : 8.83%
Communications Equipment : 0.39%
JDS Uniphase Corporation †	29,565	379,319

Computers & Peripherals : 3.21%
Apple Incorporated	3,109	1,514,238
EMC Corporation	63,188	1,628,987
		3,143,225

Semiconductors & Semiconductor Equipment : 2.54%
Maxim Integrated Products Incorporated	29,896	832,454
Skyworks Solutions Incorporated †	65,076	1,650,327
		2,482,781

Software : 2.69%
Electronic Arts Incorporated †	38,742	1,032,087
Symantec Corporation	62,268	1,594,683
		2,626,770

Materials : 2.99%
Chemicals : 2.99%
Ashland Incorporated	16,884	1,472,454
Dow Chemical Company	17,476	653,602
Westlake Chemical Corporation	7,860	795,275
		2,921,331

Telecommunication Services : 2.49%
Diversified Telecommunication Services : 2.49%
AT&T Incorporated	26,023	880,358
Verizon Communications Incorporated	32,729	1,550,700
		2,431,058

Utilities : 4.21%
Independent Power Producers & Energy Traders : 1.75%
AES Corporation	134,455	1,708,923

Multi-Utilities : 1.25%
Dominion Resources Incorporated	20,930	1,221,266

Water Utilities : 1.21%
Aqua America Incorporated	39,123	1,188,166

Total Common Stocks (Cost $84,031,442)		96,122,842

3

PORTFOLIO OF INVESTMENTS — August 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security name		Yield	Shares	Value
Short-Term Investments : 6.10%
Investment Companies : 6.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.09%	1,561,594	$1,561,594
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.14	4,398,125	4,398,125

Total Short-Term Investments (Cost $5,959,719)				5,959,719

Total investments in securities (Cost $89,991,161)*	104.43%			102,082,561
Other assets and liabilities, net	(4.43)			(4,328,876)

Total net assets	100.00%			$97,753,685

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $91,037,993 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,246,178
Gross unrealized depreciation	(2,201,610)

Net unrealized appreciation	$11,044,568

4

Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$96,122,842	$0	$0	$96,122,842
Short-term investments
Investment companies	1,561,594	4,398,125	0	5,959,719

	$97,684,436	$4,398,125	$0	$102,082,561

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.20%
Consumer Discretionary : 16.11%
Auto Components : 0.90%
Tower International Incorporated †	91,450	$1,872,891

Diversified Consumer Services : 0.62%
Lifelock Incorporated †	102,930	1,297,947

Hotels, Restaurants & Leisure : 1.81%
Del Frisco’s Restaurant Group Incorporated †	69,940	1,344,946
SHFL Entertainment Incorporated †	106,570	2,426,599
		3,771,545

Household Durables : 0.58%
Ethan Allen Interiors Incorporated	46,750	1,218,773

Leisure Equipment & Products : 0.54%
Arctic Cat Incorporated	20,780	1,115,470

Media : 1.87%
IMAX Corporation «†	57,550	1,579,172
Lions Gate Entertainment Corporation †	65,960	2,309,260
		3,888,432

Specialty Retail : 5.80%
Bebe Stores Incorporated	112,320	649,210
Chico’s FAS Incorporated	85,680	1,336,608
Dick’s Sporting Goods Incorporated	40,340	1,872,179
Francescas Holdings Corporation †	52,780	1,273,054
GNC Holdings Incorporated Class A	43,740	2,225,054
Pier 1 Imports Incorporated	86,260	1,890,819
Sonic Automotive Incorporated	76,240	1,661,270
Stage Stores Incorporated	63,540	1,183,750
		12,091,944

Textiles, Apparel & Luxury Goods : 3.99%
Hanesbrands Incorporated	52,080	3,097,718
Movado Group Incorporated	22,920	976,621
Skechers U.S.A. Incorporated Class A †	90,910	2,793,664
Tumi Holdings Incorporated †	70,920	1,458,115
		8,326,118

Consumer Staples : 0.90%
Food Products : 0.90%
Whitewave Foods Company †	97,640	1,866,877

Energy : 5.46%
Energy Equipment & Services : 1.39%
Pacific Drilling SA †	115,970	1,101,715
Tidewater Incorporated	33,080	1,784,997
		2,886,712

Oil, Gas & Consumable Fuels : 4.07%
Diamondback Energy Incorporated †	35,990	1,448,238

1

Portfolio of Investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Energy XXI (Bermuda) Limited «	57,800	$1,535,746
GasLog Limited	80,170	1,100,734
Gulfport Energy Corporation †	35,800	2,112,200
Rosetta Resources Incorporated †	49,160	2,287,415
		8,484,333

Financials : 7.53%
Capital Markets : 3.09%
Evercore Partners Incorporated Class A	53,880	2,402,509
LPL Financial Holdings Incorporated	56,370	2,073,289
Stifel Financial Corporation †	49,300	1,972,986
		6,448,784

Commercial Banks : 2.49%
CapitalSource Incorporated	146,000	1,686,300
Signature Bank †	15,660	1,373,695
SVB Financial Group †	25,730	2,130,444
		5,190,439

Consumer Finance : 0.82%
Encore Capital Group Incorporated †	39,615	1,698,295

Insurance : 1.13%
Argo Group International Holdings Limited	57,552	2,350,424

Health Care : 18.94%
Biotechnology : 5.81%
Alnylam Pharmaceuticals Incorporated †	35,410	1,834,238
Ariad Pharmaceuticals Incorporated †	86,420	1,607,412
Exelixis Incorporated «†	214,880	1,076,549
Insys Therapeutics Incorporation †	47,770	1,338,038
InterMune Incorporated †	101,240	1,446,720
Intrexon Corporation «†	23,570	512,176
Portola Pharmaceuticals Incorporation †	24,630	556,638
Sarepta Therapeutics Incorporated «†	22,620	772,021
Seattle Genetics Incorporated †	25,420	1,077,808
Solazyme Incorporated «†	84,470	950,288
Theravance Incorporated †	26,320	943,572
		12,115,460

Health Care Equipment & Supplies : 5.04%
Atricure Incorporated †	101,910	895,789
Cerus Corporation «†	286,420	1,497,977
DexCom Incorporated †	90,090	2,436,935
Endologix Incorporated †	102,731	1,625,204
Insulet Corporation †	61,340	2,045,076
Spectranetics Corporation †	87,390	1,379,888
TearLab Corporation «†	47,370	622,442
		10,503,311

Health Care Providers & Services : 2.70%
Capital Senior Living Corporation †	67,020	1,395,356
Ensign Group Incorporated	55,120	2,130,388
Team Health Holdings Incorporated †	54,430	2,091,745
		5,617,489

2

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Technology : 1.79%
Medidata Solutions Incorporated †	14,220	$1,271,837
Omnicell Incorporated †	113,480	2,467,055
		3,738,892

Life Sciences Tools & Services : 1.70%
Fluidigm Corporation †	60,010	1,227,805
ICON plc ADR †	63,190	2,308,963
		3,536,768

Pharmaceuticals : 1.90%
AcelRx Pharmaceuticals Incorporated «†	99,010	981,189
Akorn Incorporated †	117,470	2,110,936
Pacira Pharmaceuticals Incorporated †	24,200	876,524
		3,968,649

Industrials : 16.32%
Aerospace & Defense : 0.61%
Esterline Technologies Corporation †	16,660	1,270,991

Air Freight & Logistics : 1.13%
Hub Group Incorporated Class A †	63,370	2,354,196

Airlines : 0.66%
Spirit Airlines Incorporated †	44,150	1,376,156

Building Products : 1.10%
A.O. Smith Corporation	54,740	2,301,817

Commercial Services & Supplies : 2.45%
ACCO Brands Corporation †	188,060	1,239,315
Copart Incorporated †	59,342	1,885,295
Kar Auction Services Incorporated	74,230	1,977,487
		5,102,097

Construction & Engineering : 1.02%
Tutor Prini Corporation †	111,400	2,136,652

Machinery : 2.00%
Actuant Corporation Class A	51,250	1,830,650
Wabash National Corporation †	224,670	2,341,061
		4,171,711

Professional Services : 2.04%
On Assignment Incorporated †	103,080	3,109,924
RPX Corporation †	72,500	1,137,525
		4,247,449

Road & Rail : 2.50%
Genesee & Wyoming Incorporated †	16,630	1,439,825
Roadrunner Transportation Systems Incorporated †	74,900	2,031,288
Swift Transportation Company †	96,370	1,730,805
		5,201,918

3

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Trading Companies & Distributors : 2.81%
Beacon Roofing Supply Incorporated †	36,580	$1,328,951
MRC Global Incorporated †	58,880	1,545,600
MSC Industrial Direct Company	15,880	1,206,880
United Rentals Incorporated †	32,510	1,780,573
		5,862,004

Information Technology : 24.34%
Communications Equipment : 2.05%
Infinera Corporation «†	125,940	1,167,464
Palo Alto Networks Incorporated †	38,930	1,869,419
Riverbed Technology Incorporated †	79,970	1,234,737
		4,271,620

Electronic Equipment, Instruments & Components : 2.03%
InvenSense Incorporated «†	87,250	1,559,158
OSI Systems Incorporated †	36,720	2,669,544
		4,228,702

Internet Software & Services : 1.66%
Perficient Incorporated †	64,800	1,045,224
ValueClick Incorporated †	53,580	1,133,753
Zillow Incorporated Class A «†	13,370	1,289,537
		3,468,514

IT Services : 3.22%
EVERTEC Incorporation	65,480	1,563,008
FleetCor Technologies Incorporated †	16,320	1,682,755
InterXion Holding NV †	53,690	1,284,802
Vantiv Incorporated Class A †	82,380	2,175,656
		6,706,221

Semiconductors & Semiconductor Equipment : 4.45%
Applied Micro Circuits Corporation †	96,120	1,034,251
Microsemi Corporation †	70,490	1,814,413
PMC-Sierra Incorporated †	239,470	1,491,898
Semtech Corporation †	58,750	1,746,050
Spansion Incorporated Class A †	121,330	1,258,192
Teradyne Incorporated †	126,280	1,938,398
		9,283,202

Software : 10.93%
Bottomline Technologies Incorporated †	56,580	1,540,108
BroadSoft Incorporated †	31,980	1,029,436
Cadence Design Systems Incorporated †	152,910	2,059,698
Concur Technologies Incorporated «†	14,152	1,382,933
Ellie Mae Incorporated †	45,720	1,327,709
Infoblox Incorporated †	51,190	1,786,531
PTC Incorporated †	66,820	1,741,997
Rally Software Development Corporation †	57,190	1,477,218
Realpage Incorporated «†	69,350	1,436,239
Sourcefire Incorporated †	19,920	1,503,163
SS&C Technologies Holdings †	80,490	2,848,541
Synchronoss Technologies Incorporated †	38,240	1,314,691
Tangoe Incorporated «†	95,480	1,985,029

4

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Software (continued)
Ultimate Software Group Incorporated †	9,570	$1,341,810
		22,775,103

Materials : 7.60%
Chemicals : 3.20%
American Vanguard Corporation	83,630	2,097,440
Calgon Carbon Corporation †	104,700	1,800,840
LSB Industries Incorporated †	42,710	1,282,154
Methanex Corporation	31,900	1,483,031
		6,663,465

Containers & Packaging : 1.92%
Berry Plastics Group Incorporated †	97,070	2,233,581
Graphic Packaging Holding Company †	212,490	1,765,792
		3,999,373

Metals & Mining : 1.63%
Constellium NV Class A †	117,710	2,083,467
Steel Dynamics Incorporated	86,450	1,319,227
		3,402,694

Paper & Forest Products : 0.85%
Boise Cascade Company «†	77,000	1,778,700

Total Common Stocks (Cost $152,212,591)		202,592,138

Short-Term Investments : 8.85%

		Yield
Investment Companies : 8.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.09%	5,396,573	5,396,573
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)		0.14	13,051,185	13,051,185

Total Short-Term Investments (Cost $18,447,758)				18,447,758

Total investments in securities (Cost $170,660,349)*	106.05%			221,039,896
Other assets and liabilities, net	(6.05)			(12,616,464)

Total net assets	100.00%			$208,423,432

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $171,764,797 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,969,012
Gross unrealized depreciation	(4,693,913)

Net unrealized appreciation	$49,275,099

5

Wells Fargo Advantage Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$202,592,138	$0	$0	$202,592,138
Short-term investments
Investment companies	5,396,573	13,051,185	0	18,447,758

	$207,988,711	$13,051,185	$0	$221,039,896

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Vaule Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.99%
Consumer Discretionary : 17.30%
Auto Components : 3.50%
American Axle & Manufacturing Holdings Incorporated †	153,265	$2,947,286
Dana Holding Corporation	110,199	2,309,771
Stoneridge Incorporated †	153,166	1,905,385
		7,162,442

Automobiles : 0.92%
Thor Industries Incorporated	36,822	1,886,391

Distributors : 0.95%
Core Mark Holding Company Incorporated	30,963	1,953,765

Diversified Consumer Services : 1.86%
Apollo Group Incorporated Class A †	114,338	2,123,257
Steiner Leisure Limited †	30,213	1,683,468
		3,806,725

Hotels, Restaurants & Leisure : 1.92%
Bob Evans Farms Incorporated	46,128	2,261,656
Ruby Tuesday Incorporated †	229,525	1,666,352
		3,928,008

Leisure Equipment & Products : 0.77%
Arctic Cat Incorporated	29,215	1,568,261

Media : 2.04%
National Cinemedia Incorporated	135,520	2,436,650
Scholastic Corporation	59,210	1,747,287
		4,183,937

Specialty Retail : 3.33%
Asbury Automotive Group Incorporated †	59,703	2,933,208
Rent-A-Center Incorporated	46,118	1,729,886
Zumiez Incorporated †	80,727	2,155,411
		6,818,505

Textiles, Apparel & Luxury Goods : 2.01%
G-III Apparel Group Limited †	46,790	2,143,450
Vera Bradley Incorporated «†	100,700	1,977,748
		4,121,198

Consumer Staples : 2.12%
Food Products : 2.12%
Dean Foods Company †	103,150	1,976,354
Post Holdings Incorporated †	55,406	2,365,836
		4,342,190

Energy : 4.45%
Energy Equipment & Services : 2.62%
Basic Energy Services Incorporated †	143,937	1,675,427
Hercules Offshore Incorporated †	212,415	1,529,388

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Small Company Vaule Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Key Energy Services Incorporated †	325,014	$2,167,843
		5,372,658

Oil, Gas & Consumable Fuels : 1.83%
Rex Energy Corporation †	100,300	2,086,240
Sanchez Energy Corporation «†	68,575	1,656,772
		3,743,012

Financials : 35.31%
Capital Markets : 2.00%
Greenhill & Company Incorporated	43,105	2,042,746
Stifel Financial Corporation †	51,474	2,059,989
		4,102,735

Commercial Banks : 14.27%
Associated Banc-Corp	150,053	2,393,345
BancorpSouth Incorporated	145,311	2,816,127
Banner Corporation	53,815	1,843,702
City National Corporation	35,369	2,315,608
FirstMerit Corporation	121,490	2,570,728
IBERIABANK Corporation	45,841	2,399,318
Pacwest Bancorp «	54,569	1,814,419
PrivateBancorp Incorporated	87,800	1,915,796
TriState Capital Holdings Incorporated †	86,112	1,123,762
Umpqua Holdings Corporation	97,507	1,583,514
ViewPoint Financial Group Incorporated	89,600	1,782,144
Webster Financial Corporation	79,592	2,106,004
Western Alliance Bancorp †	152,239	2,492,152
Wintrust Financial Corporation	51,751	2,051,410
		29,208,029

Insurance : 7.08%
Amtrust Financial Services Incorporated «	76,266	2,724,232
CNO Financial Group Incorporated	205,261	2,789,497
Employers Holdings Incorporated	121,234	3,213,913
OneBeacon Insurance Group Limited	116,601	1,665,062
Primerica Incorporated	56,897	2,112,586
Selective Insurance Group Incorporated	86,517	1,983,835
		14,489,125

Real Estate Management & Development : 0.86%
Alexander & Baldwin Incorporated †	49,080	1,765,408

REITs : 9.27%
Ashford Hospitality Trust	203,117	2,341,939
Campus Crest Communities Incorporated	185,396	1,961,490
Corporate Office Properties Trust	78,400	1,785,952
Cousins Properties Incorporated	203,897	2,024,697
LaSalle Hotel Properties	71,796	1,904,748
Pebblebrook Hotel Trust	71,411	1,828,122
Redwood Trust Incorporated «	109,804	1,953,413
Sabra Health Care REIT Incorporated	71,928	1,590,328
STAG Industrial Incorporated	80,900	1,618,000
Sunstone Hotel Investors Incorporated †	164,221	1,975,579
		18,984,268

2

Wells Fargo Advantage Small Company Vaule Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Shares	Value
Thrifts & Mortgage Finance : 1.83%
BankUnited Incorporated	74,246	$2,193,969
Washington Federal Incorporated	74,026	1,546,403
		3,740,372

Health Care : 5.16%
Health Care Equipment & Supplies : 1.22%
Alere Incorporated †	80,243	2,501,174

Health Care Providers & Services : 2.94%
Ensign Group Incorporated	39,964	1,544,609
LifePoint Hospitals Incorporated †	42,691	1,930,914
WellCare Health Plans Incorporated †	39,980	2,545,527
		6,021,050

Health Care Technology : 1.00%
Medassets Incorporated †	90,687	2,033,203

Industrials : 12.20%
Air Freight & Logistics : 1.51%
Air Transport Services Group †	246,048	1,577,168
Atlas Air Worldwide Holdings Incorporated †	32,919	1,520,858
		3,098,026

Commercial Services & Supplies : 1.07%
Quad Graphics Incorporated «	70,077	2,196,213

Construction & Engineering : 1.77%
Great Lakes Dredge & Dock Company	237,222	1,596,504
Tutor Prini Corporation †	105,841	2,030,030
		3,626,534

Machinery : 3.74%
Briggs & Stratton Corporation	78,594	1,500,359
Global Brass & Copper Holdings Incorporated †	81,063	1,600,994
Kadant Incorporated	54,052	1,679,396
Titan International Incorporated	80,283	1,303,796
Wabash National Corporation †	150,599	1,569,242
		7,653,787

Professional Services : 0.86%
FTI Consulting Incorporated †	52,591	1,758,643

Road & Rail : 1.45%
Con-way Incorporated	42,583	1,771,453
Ryder System Incorporated	21,706	1,207,071
		2,978,524

Trading Companies & Distributors : 0.79%
Titan Machinery Incorporated «†	91,793	1,611,885

Transportation Infrastructure : 1.01%
Wesco Aircraft Holdings Incorporated †	107,936	2,064,816

3

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Small Company Vaule Portfolio

Security name	Shares	Value
Information Technology : 12.77%
Communications Equipment : 0.75%
Black Box Corporation	57,846	$1,536,968

Computers & Peripherals : 1.51%
Lexmark International Incorporated	43,115	1,472,808
QLogic Corporation †	153,630	1,626,942
		3,099,750

Electronic Equipment, Instruments & Components : 4.14%
Multi-Fineline Electronix Incorporated †	79,335	1,194,785
Plexus Corporation †	61,719	2,020,680
Sanmina Corporation †	181,945	2,960,245
Synnex Corporation †	48,292	2,294,353
		8,470,063

Internet Software & Services : 0.66%
EarthLink Incorporated	273,442	1,345,335

Semiconductors & Semiconductor Equipment : 5.23%
Integrated Silicon Solution Incorporated †	135,293	1,408,400
Kulicke & Soffa Industries Incorporated †	208,146	2,302,095
MagnaChip Semiconductor Corporation †	110,476	2,259,234
Nanometrics Incorporated †	97,800	1,397,562
OmniVision Technologies Incorporated †	101,484	1,567,928
Photronics Incorporated †	242,854	1,767,977
		10,703,196

Software : 0.48%
EPIQ Systems Incorporated	80,982	992,030

Materials : 4.92%
Chemicals : 1.63%
Kraton Performance Polymers Incorporated †	95,291	1,767,648
Zep Incorporated	112,046	1,577,608
		3,345,256

Metals & Mining : 3.29%
A.M. Castle & Company «†	63,566	1,004,978
Commercial Metals Company	129,070	1,920,562
Horsehead Holding Corporation †	166,562	1,977,091
Suncoke Energy Incorporated †	115,939	1,823,720
		6,726,351

Telecommunication Services : 0.99%
Diversified Telecommunication Services : 0.99%
Iridium Communications Incorporated «†	301,875	2,019,544

Utilities : 1.77%
Electric Utilities : 1.77%
PNM Resources Incorporated	84,204	1,844,910
Portland General Electric Company	61,887	1,782,963
		3,627,873

4

Wells Fargo Advantage Small Company Vaule Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name				Shares	Value
Total Common Stocks (Cost $159,438,693)					$198,587,250

			Expiration date
Warrants : 0.00%
Health Care : 0.00%
Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated †(a)			5-14-2016	9,104	3,751

Total Warrants (Cost $0)					3,751

		Yield
Short-Term Investments : 9.95%
Investment Companies : 9.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.09%		6,180,070	6,180,070
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(r)(v)		0.14		14,183,607	14,183,607
Total Short-Term Investments (Cost $20,363,677)					20,363,677

Total investments in securities (Cost $179,802,370)*	106.94%				218,954,678
Other assets and liabilities, net	(6.94)				(14,210,136)

Total net assets	100.00%				$204,744,542

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $182,176,861 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,183,009
Gross unrealized depreciation	(7,405,192)

Net unrealized appreciation	$36,777,817

5

Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$198,587,250	$0	$0	$198,587,250
Warrants	0	3,751	0	3,751
Short-term investments
Investment companies	6,180,070	14,183,607	0	20,363,677

	$204,767,320	$14,187,358	$0	$218,954,678

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 37.04%
FHLMC ±	2.12%	2-1-2043	$1,868,794	$1,859,471
FHLMC ±	2.24	7-1-2043	23,275,169	23,196,441
FHLMC ±	2.37	2-1-2043	1,774,049	1,778,088
FHLMC ±	2.64	9-1-2042	12,044,487	11,934,253
FHLMC ±	2.67	7-1-2042	6,913,676	6,868,714
FHLMC ±	2.72	7-1-2042	8,145,128	8,115,502
FHLMC	3.00	7-1-2032	1,692,636	1,631,393
FHLMC	3.00	12-1-2032	972,995	937,794
FHLMC	3.00	2-1-2033	1,568,035	1,511,196
FHLMC	3.00	2-1-2033	8,498,343	8,322,213
FHLMC	3.00	3-1-2033	1,163,976	1,133,927
FHLMC	3.00	3-1-2033	977,842	952,570
FHLMC	3.00	5-1-2033	2,116,774	2,040,066
FHLMC	3.00	7-1-2033	1,023,476	986,259
FHLMC	3.00	8-1-2042	556,928	526,454
FHLMC	3.00	8-1-2042	1,937,489	1,831,112
FHLMC	3.00	9-1-2042	297,545	281,220
FHLMC	3.00	9-1-2042	307,082	290,222
FHLMC	3.00	10-1-2042	1,150,012	1,086,844
FHLMC	3.00	12-1-2042	1,375,461	1,300,110
FHLMC	3.00	2-1-2043	1,282,984	1,212,391
FHLMC	3.00	2-1-2043	3,411,854	3,224,542
FHLMC	3.00	3-1-2043	273,978	258,932
FHLMC	3.00	4-1-2043	4,140,302	3,912,331
FHLMC	3.00	6-1-2043	1,722,570	1,627,736
FHLMC ±	3.17	2-1-2042	6,871,434	6,977,807
FHLMC	3.50	3-1-2033	780,527	786,757
FHLMC	3.50	3-1-2033	1,416,524	1,419,060
FHLMC	3.50	3-1-2033	3,722,239	3,728,887
FHLMC	3.50	3-1-2033	921,364	923,012
FHLMC	3.50	6-1-2033	3,440,907	3,447,085
FHLMC	3.50	7-1-2033	1,698,333	1,711,934
FHLMC	3.50	7-1-2033	1,818,381	1,821,650
FHLMC	3.50	8-1-2033	3,284,169	3,310,374
FHLMC	3.50	8-1-2033	1,535,934	1,538,681
FHLMC	3.50	11-1-2042	2,807,731	2,768,380
FHLMC	3.50	11-1-2042	1,676,409	1,652,964
FHLMC	3.50	3-1-2043	3,070,380	3,027,340
FHLMC	3.50	3-1-2043	2,597,730	2,561,310
FHLMC	3.50	3-1-2043	2,877,007	2,836,632
FHLMC	3.50	4-1-2043	815,237	803,819
FHLMC	3.50	4-1-2043	8,285,634	8,169,489
FHLMC	3.50	4-1-2043	1,500,033	1,479,001
FHLMC	3.50	4-1-2043	1,141,694	1,125,681
FHLMC	3.50	4-1-2043	2,933,762	2,892,614
FHLMC	3.50	5-1-2043	3,520,582	3,471,179
FHLMC	3.50	5-1-2043	8,682,667	8,561,224
FHLMC	3.50	8-1-2043	1,395,258	1,375,618
FHLMC	4.00	6-1-2033	616,479	650,708
FHLMC	4.00	8-1-2033	579,489	611,686
FHLMC	4.00	11-15-2037	2,933,896	3,140,351
FHLMC	4.00	6-1-2042	3,877,044	3,967,120
FHLMC	4.00	6-1-2042	8,247,509	8,439,147
FHLMC	4.00	6-1-2042	41,113,580	42,068,732
FHLMC	4.00	10-1-2042	8,970,949	9,179,484
FHLMC	4.50	9-1-2042	3,782,873	4,029,437
FHLMC	4.50	11-1-2042	4,264,374	4,494,680
FHLMC	5.00	8-15-2038	4,640,111	4,987,526
FHLMC	5.00	8-1-2039	20,802,455	22,740,709
FHLMC	5.00	4-1-2041	2,793,535	3,069,938
FHLMC	5.00	5-1-2041	2,486,130	2,729,807
FHLMC	5.00	7-1-2041	8,179,557	8,983,085
FHLMC	5.00	8-1-2041	22,810,678	25,072,313
FHLMC	5.00	4-1-2042	3,236,261	3,538,177
FHLMC	5.50	7-1-2038	8,897,588	9,740,215

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	8-1-2017	$47,731	$51,164
FHLMC	6.00	10-1-2017	108,109	115,884
FHLMC	6.00	2-1-2023	71,003	77,209
FHLMC	6.00	3-1-2034	553,398	603,166
FHLMC	6.00	3-1-2036	3,431,294	3,737,001
FHLMC	6.50	4-1-2021	25,541	26,071
FHLMC Series 1590 Class IA ±	1.23	10-15-2023	66,820	68,201
FHLMC Series 1897 Class K	7.00	9-15-2026	1,960	2,217
FHLMC Series 1935 Class FL ±	0.88	2-15-2027	4,972	5,025
FHLMC Series 2423 Class MC	7.00	3-15-2032	31,717	36,480
FHLMC Series 2980 Class QA	6.00	5-15-2035	294,717	326,323
FHLMC Series 3529 Class AG	6.50	4-15-2039	5,916,441	6,470,314
FHLMC Series 3622 Class WA	5.50	9-15-2039	8,067,464	9,125,666
FHLMC Series K003 Class AAB	4.77	5-25-2018	3,752,000	4,094,438
FHLMC Series T-48 Class 1A3 ±	5.93	7-25-2033	97,929	112,199
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,440,466	1,694,623
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	1,024,633	1,179,508
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,418,503	1,700,706
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,496,548	1,785,307
FNMA ±	1.71	8-1-2043	1,475,656	1,439,555
FNMA (a)	1.89	9-25-2043	8,200,000	7,966,990
FNMA ±	2.01	1-1-2043	1,650,822	1,632,977
FNMA ±	2.03	7-1-2043	4,150,244	3,938,260
FNMA ±	2.04	7-1-2043	2,254,843	2,133,385
FNMA ±	2.20	6-1-2017	1,726	1,724
FNMA ±	2.46	8-1-2043	1,070,850	1,040,663
FNMA (a)	2.46	9-25-2043	3,702,000	3,625,406
FNMA (a)	2.52	9-25-2043	7,425,000	7,448,940
FNMA ±	2.66	7-1-2042	7,734,858	7,677,854
FNMA	3.00	2-1-2033	353,779	345,624
FNMA	3.00	2-1-2033	26,728,968	26,112,952
FNMA	3.00	2-1-2033	2,179,344	2,119,584
FNMA	3.00	3-1-2033	1,025,892	997,762
FNMA	3.00	3-1-2033	1,569,047	1,532,880
FNMA	3.00	3-1-2033	123,453	120,608
FNMA	3.00	3-1-2033	1,583,384	1,539,968
FNMA	3.00	4-1-2033	2,952,283	2,884,230
FNMA	3.00	5-1-2033	5,126,968	4,986,401
FNMA	3.00	7-1-2033	24,904	24,330
FNMA	3.00	12-1-2037	463,688	438,149
FNMA	3.00	2-1-2038	303,627	286,904
FNMA	3.00	2-1-2038	257,818	243,607
FNMA	3.00	4-1-2038	310,788	293,670
FNMA	3.00	10-1-2042	3,972,917	3,753,975
FNMA	3.00	11-1-2042	5,121,045	4,838,848
FNMA	3.00	12-25-2042	38,089,672	36,055,074
FNMA	3.00	12-25-2042	3,615,190	3,520,139
FNMA	3.00	1-1-2043	16,216,698	15,321,200
FNMA	3.00	1-1-2043	6,448,374	6,093,020
FNMA	3.00	1-1-2043	2,463,348	2,327,314
FNMA	3.00	2-1-2043	11,217,319	10,597,085
FNMA	3.00	2-1-2043	2,060,556	1,947,274
FNMA	3.00	2-1-2043	699,646	661,148
FNMA	3.00	2-1-2043	8,088,110	7,642,529
FNMA	3.00	3-1-2043	17,687,145	16,709,850
FNMA	3.00	4-1-2043	1,703,041	1,609,375
FNMA	3.00	5-1-2043	6,122,145	5,785,374
FNMA	3.00	6-1-2043	2,809,767	2,655,242
FNMA %%	3.00	12-1-2099	19,300,000	18,455,625
FNMA ±	3.03	3-1-2042	2,747,535	2,787,087
FNMA ±	3.03	3-1-2042	6,853,590	6,953,625
FNMA	3.50	7-1-2032	5,316,085	5,357,337
FNMA	3.50	1-1-2033	579,618	586,323
FNMA	3.50	2-1-2033	707,456	715,636
FNMA	3.50	3-1-2033	810,678	816,973

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	3-1-2033	$8,003,729	$8,096,409
FNMA	3.50	3-1-2033	1,016,038	1,023,924
FNMA	3.50	5-1-2033	664,329	669,487
FNMA	3.50	6-1-2033	811,072	815,331
FNMA	3.50	7-1-2033	1,382,513	1,393,220
FNMA	3.50	7-1-2033	4,549,608	4,602,234
FNMA	3.50	7-1-2033	1,308,944	1,324,157
FNMA %%	3.50	9-1-2041	19,200,000	19,149,001
FNMA	3.50	8-1-2042	3,944,414	3,889,034
FNMA	3.50	9-1-2042	32,093,823	31,643,315
FNMA %%	3.50	10-1-2042	33,500,000	33,322,033
FNMA	3.50	12-1-2042	5,417,554	5,341,496
FNMA	3.50	1-1-2043	2,579,459	2,543,224
FNMA	3.50	2-1-2043	14,641,112	14,435,487
FNMA	3.50	3-1-2043	16,899,921	16,662,466
FNMA	3.50	4-1-2043	16,213,954	15,985,979
FNMA	3.50	4-1-2043	2,393,892	2,360,205
FNMA	3.50	8-1-2043	6,810,392	6,714,513
FNMA	3.50	9-1-2043	6,177,293	6,081,980
FNMA %%	4.00	10-1-2041	3,400,000	3,496,156
FNMA	4.00	6-1-2042	13,722,753	14,037,123
FNMA %%	4.50	9-1-2041	7,000,000	7,385,000
FNMA %%	4.50	10-1-2041	36,600,000	38,515,781
FNMA	4.50	12-1-2042	2,390,126	2,524,211
FNMA %%	4.50	12-1-2099	5,100,000	5,349,422
FNMA	5.00	2-1-2040	10,478,176	11,326,147
FNMA	5.00	3-1-2041	650,086	714,304
FNMA	5.00	5-1-2041	3,661,682	4,015,677
FNMA	5.00	6-1-2041	1,753,362	1,927,525
FNMA	5.00	6-1-2041	2,823,581	3,100,252
FNMA	5.00	6-1-2041	2,207,508	2,422,788
FNMA	5.00	7-1-2041	5,413,589	5,946,408
FNMA	5.00	7-1-2041	13,165,249	14,461,149
FNMA	5.00	8-1-2041	2,087,216	2,295,809
FNMA	5.00	8-1-2041	2,030,513	2,206,229
FNMA	5.00	8-1-2041	2,276,285	2,498,339
FNMA	5.00	8-1-2041	5,013,240	5,517,240
FNMA	5.00	8-1-2041	2,016,369	2,214,787
FNMA	5.00	9-1-2041	5,243,193	5,764,434
FNMA	5.00	9-1-2041	2,348,207	2,583,386
FNMA	5.37	4-1-2017	2,460,000	2,676,755
FNMA	5.40	5-1-2017	3,192,144	3,481,913
FNMA	5.50	9-1-2034	1,677,608	1,809,954
FNMA	5.50	4-1-2036	1,136,906	1,232,801
FNMA	5.50	7-1-2039	1,759,678	1,960,130
FNMA	5.50	4-1-2040	5,320,539	5,943,369
FNMA	6.00	5-1-2017	54,005	57,144
FNMA	6.00	11-1-2017	13,781	14,561
FNMA	6.00	4-1-2022	30,308	33,137
FNMA	6.00	2-1-2029	28,227	31,292
FNMA	6.00	3-1-2033	144,500	160,040
FNMA	6.00	11-1-2033	54,191	60,002
FNMA	6.00	3-1-2034	650,569	720,601
FNMA	6.00	3-1-2034	25,890,094	28,674,470
FNMA	6.00	8-1-2034	2,333,740	2,583,782
FNMA	6.00	8-1-2034	1,267,849	1,404,116
FNMA	6.00	11-1-2034	1,771,934	1,961,300
FNMA	6.00	4-1-2035	494,015	547,152
FNMA	6.00	4-1-2035	603,626	668,282
FNMA	6.00	11-1-2035	375,797	416,001
FNMA	6.00	12-1-2035	3,557,728	3,941,470
FNMA	6.00	7-1-2037	8,172,924	9,048,286
FNMA	6.00	7-1-2037	1,959,157	2,167,658
FNMA	6.06	9-1-2016	1,345,399	1,435,226
FNMA	6.50	6-1-2017	60,636	64,213

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	7-1-2017	$82,348	$87,298
FNMA	6.50	10-1-2036	3,129,611	3,523,856
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	881,378	981,192
FNMA Series 1999-54 Class LH	6.50	11-25-2029	33,476	37,182
FNMA Series 2002-14 Class A2	7.00	1-25-2042	574,672	654,289
FNMA Series 2002-33 Class A2	7.50	6-25-2032	1,104,887	1,301,330
FNMA Series 2002-95 Class DB	6.00	1-25-2033	4,557,303	5,146,654
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,114,000	2,313,870
FNMA Series 2004-45 Class VB	4.50	10-25-2028	18,466	18,622
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	85,114
FNMA Series 2005-5 Class PA	5.00	1-25-2035	2,284,636	2,467,802
FNMA Series 2006-56 Class CA	6.00	7-25-2036	932,847	1,026,772
FNMA Series 2011-58 Class AT	4.00	7-25-2041	5,713,459	5,928,713
GNMA %%	3.00	12-1-2099	10,700,000	10,345,144
GNMA %%	3.50	10-1-2041	29,000,000	29,135,936
GNMA %%	4.00	12-15-2049	20,300,000	21,023,188
GNMA %%	4.00	12-1-2099	8,700,000	9,053,438
GNMA %%	4.50	10-1-2041	22,000,000	23,302,813
GNMA %%	4.50	12-1-2099	4,000,000	4,247,500
GNMA	6.00	1-15-2040	12,900,045	14,350,019
GNMA	7.00	11-15-2029	79,292	92,846
GNMA	7.75	9-20-2020	49,203	51,134
GNMA	7.75	3-20-2021	90,835	100,544
GNMA	7.75	7-20-2021	33,315	33,715
GNMA	7.75	8-15-2021	29,355	29,474
GNMA	8.05	7-15-2019	41,278	45,779
GNMA	8.05	7-15-2019	3,084	3,096
GNMA	8.05	8-15-2019	17,033	17,106
GNMA	8.05	9-15-2019	13,956	14,016
GNMA	8.05	10-15-2019	12,643	12,697
GNMA	8.05	10-15-2019	4,760	4,779
GNMA	8.05	11-15-2019	2,080	2,088
GNMA	8.05	11-15-2019	11,952	12,004
GNMA	8.05	2-15-2020	14,893	15,182
GNMA	8.05	10-15-2020	11,980	12,031
GNMA Series 2003-79 Class PV	5.50	10-20-2023	2,024,731	2,179,099
Total Agency Securities (Cost $1,119,559,632)				1,098,993,011

Asset-Backed Securities : 15.79%
Ally Auto Receivables Trust Series 2010-2 Class A4	2.09	5-15-2015	950,948	954,895
Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12-15-2015	6,456,794	6,481,356
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	10,029,781	10,097,171
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	11,847,000	11,969,237
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	1,680,057	1,685,435
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	6,346,000	6,352,543
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	6,070,000	6,041,775
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	6,414,000	6,309,368
Ally Master Owner Trust Series 2011-1 Class A2	2.15	1-15-2016	7,130,000	7,169,800
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.98	9-15-2016	3,274,000	3,289,545
Ally Master Owner Trust Series 2012-1 Class A1 ±	0.98	2-15-2017	7,644,000	7,677,962
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.88	6-15-2017	5,006,000	5,016,833
American Express Credit Account Master Trust Series 2012 Class A ±	0.42	5-15-2020	10,928,000	10,897,872
American Express Credit Account Master Trust Series 2013 Class A ±	0.60	2-16-2021	12,662,000	12,662,000
American Express Issuance Trust II Series 2013-1 Class A ±	0.46	2-15-2019	8,271,000	8,263,465
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	3,259,520	3,258,441
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	4,583,000	4,571,345
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	12,315,000	12,311,367
Bank of America Credit Card Trust Series 2007-A6 Class A6 ±	0.24	9-15-2016	8,699,000	8,697,347
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	5,137,000	5,137,611
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,727,980
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	9,484,000	9,415,004
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	2,434,000	2,434,102
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	3,248,000	3,236,512
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.23	11-15-2019	12,774,000	12,647,972

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.77%	9-15-2015	$12,439,000	$12,447,521
Chase Issuance Trust Series 2012-A1 Class A1 ±	0.28	5-16-2016	3,951,000	3,948,171
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	392,000	389,836
Chase Issuance Trust Series 2013-A3 Class A3 ±	0.46	4-15-2020	1,277,000	1,270,560
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	4,981,448	5,108,749
Discover Card Master Trust I Series 2011-A1 Class A1 ±	0.53	8-15-2016	11,255,000	11,262,518
Discover Card Master Trust I Series 2013-A1 Class A1 ±	0.48	8-17-2020	3,709,000	3,701,701
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	1,536,901	1,537,055
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.65	1-15-2016	1,766,000	1,767,150
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.73	1-15-2017	3,469,000	3,472,986
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	1,604,123	1,604,161
MBNA Credit Card Master Trust Series 2003-A10 Class A10 ±	0.44	3-15-2016	4,371,000	4,370,720
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	2,223,854	2,239,170
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.38	10-25-2033	10,975,000	10,498,235
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.37	3-23-2037	5,938,000	5,694,257
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.35	11-23-2022	9,267,518	9,218,974
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.35	10-26-2026	11,936,150	11,891,353
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.27	11-27-2018	2,271,343	2,264,040
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.33	5-27-2025	6,367,000	6,119,336
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.62	3-25-2026	19,677,000	19,423,619
Nelnet Student Loan Trust Series 2010-4A Class A ±144A	0.98	4-25-2046	2,708,572	2,733,071
Nissan Auto Receivables Owner Trust Series 2011-A Class A3	1.18	2-16-2015	1,098,048	1,099,758
Nissan Auto Receivables Owner Trust Series 2012-A Class A2	0.54	10-15-2014	773,056	773,162
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	1,373,136	1,373,079
Santander Drive Auto Receivables Trust Series 2011-2 Class A3	1.29	2-16-2015	268,265	268,362
Santander Drive Auto Receivables Trust Series 2012-3 Class A2	0.83	4-15-2015	635,016	635,155
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	1,466,025	1,465,732
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	2,293,000	2,291,273
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	1,953,000	1,952,498
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	10,752,000	10,712,895
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	11,839,000	11,831,139
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.77	4-25-2024	18,819,578	18,791,800
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.37	4-25-2025	806,000	800,752
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.47	7-27-2026	3,704,198	3,762,280
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.37	1-25-2023	1,305,921	1,304,248
SLM Student Loan Trust Series 2005-9 Class A6 ±	0.82	10-26-2026	12,161,000	12,142,442
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.27	7-25-2017	907,528	904,201
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.66	5-15-2028	2,333,191	2,311,605
SLM Student Loan Trust Series 2007-2 Class B ±	0.44	7-25-2025	2,516,000	2,170,619
SLM Student Loan Trust Series 2010-1 Class A ±	0.58	3-25-2025	2,229,806	2,222,477
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.58	12-15-2023	3,025,428	3,046,776
SLM Student Loan Trust Series 2012-6 Class B ±	1.18	4-27-2043	3,834,000	3,434,398
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.58	8-15-2025	9,760,420	9,830,646
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.28	12-15-2021	8,590,312	8,616,942
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.28	8-15-2023	2,852,130	2,864,602
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.93	10-16-2023	12,893,794	12,875,575
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.93	6-15-2045	9,330,000	9,481,687
SLM Student Loan Trust Series 2013 Class 3B ±	1.68	9-25-2043	1,836,000	1,731,813
SLM Student Loan Trust Series 2013-1 Class B ±	1.98	11-25-2043	1,549,000	1,499,003
SLM Student Loan Trust Series 2013-2 Class B ±	1.68	6-25-2043	1,407,000	1,326,784
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.53	5-26-2020	6,248,000	6,222,377
SLM Student Loan Trust Series 2013-A Class A1 ±144A	0.78	8-15-2022	4,312,130	4,297,482
SLM Student Loan Trust Series 2013-B Class A1 ±144A	0.83	7-15-2022	4,917,684	4,895,958
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	12,986,000	12,374,632
SMS Student Loan Trust Series 2000-A Class A2 ±	0.45	10-28-2028	3,025,197	3,010,504
SMS Student Loan Trust Series 2000-B Class A2 ±	0.46	4-28-2029	3,370,605	3,354,797
Toyota Auto Receivables Owner Trust Series 2012-A Class A2	0.57	10-15-2014	1,408,269	1,408,549
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	3,021,803	3,019,999
World Financial Network Credit Card Master Trust Series 2013-B Class A	0.91	3-16-2020	8,384,000	8,308,510
Total Asset-Backed Securities (Cost $468,543,417)				468,684,632

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 17.60%
Consumer Discretionary : 1.48%
Automobiles : 0.79%
Daimler Finance North America LLC 144A	1.45%	8-1-2016	$6,250,000	$6,222,513
Daimler Finance North America LLC 144A	1.88	9-15-2014	4,116,000	4,161,832
Daimler Finance North America LLC 144A	1.88	1-11-2018	3,084,000	3,022,776
Ford Motor Credit Company LLC	4.38	8-6-2023	2,515,000	2,449,064
Hyundai Capital America Company 144A	1.88	8-9-2016	3,195,000	3,190,422
Hyundai Capital America Company 144A	2.88	8-9-2018	4,490,000	4,460,828
				23,507,435

Media : 0.69%
CBS Corporation	4.85	7-1-2042	1,540,000	1,350,157
DIRECTV Holdings LLC	3.80	3-15-2022	3,095,000	2,880,776
NBCUniversal Enterprise Company 144A	1.97	4-15-2019	3,395,000	3,269,545
NBCUniversal Media LLC	4.45	1-15-2043	2,648,000	2,440,905
Time Warner Cable Incorporated	4.50	9-15-2042	1,685,000	1,303,673
Viacom Incorporated	2.50	9-1-2018	1,880,000	1,857,549
Viacom Incorporated	4.25	9-1-2023	3,700,000	3,652,925
Viacom Incorporated	5.85	9-1-2043	3,705,000	3,747,530
				20,503,060

Consumer Staples : 0.85%
Beverages : 0.28%
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	2,295,000	2,867,458
PepsiCo Incorporated	2.25	1-7-2019	5,575,000	5,511,897
				8,379,355

Food & Staples Retailing : 0.13%
Kroger Company	3.85	8-1-2023	2,210,000	2,160,299
Kroger Company	5.15	8-1-2043	1,855,000	1,805,726
				3,966,025

Food Products : 0.33%
ConAgra Foods Incorporated	1.30	1-25-2016	2,515,000	2,530,510
Kraft Foods Group Incorporated	6.50	2-9-2040	3,255,000	3,849,500
Tyson Foods Incorporated	4.50	6-15-2022	3,435,000	3,525,918
				9,905,928

Personal Products : 0.04%
Avon Products Incorporated	5.00	3-15-2023	1,220,000	1,213,734

Tobacco : 0.07%
Philip Morris International Incorporated	4.13	3-4-2043	2,165,000	1,908,333

Energy : 1.77%
Energy Equipment & Services : 0.29%
Halliburton Company	2.00	8-1-2018	4,555,000	4,502,868
Halliburton Company	3.50	8-1-2023	2,750,000	2,707,282
Halliburton Company	4.75	8-1-2043	1,290,000	1,282,183
				8,492,333

Oil, Gas & Consumable Fuels : 1.48%
Chevron Corporation	1.72	6-24-2018	1,530,000	1,505,650

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corporation	3.19%	6-24-2023	$2,990,000	$2,894,834
DCP Midstream Operating Company	3.25	10-1-2015	1,565,000	1,616,186
DCP Midstream Operating Company	4.95	4-1-2022	4,228,000	4,199,174
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,645,000	3,866,033
Energen Corporation	4.63	9-1-2021	3,644,000	3,569,334
Energy Transfer Partners LP	3.60	2-1-2023	2,515,000	2,330,389
Energy Transfer Partners LP	5.15	2-1-2043	920,000	843,519
Energy Transfer Partners LP	6.50	2-1-2042	615,000	660,020
Hess Corporation	5.60	2-15-2041	825,000	843,896
Kerr-McGee Corporation	6.95	7-1-2024	5,215,000	6,138,639
Kinder Morgan Energy Partners LP	5.00	8-15-2042	632,000	584,915
Kinder Morgan Energy Partners LP	5.00	3-1-2043	3,050,000	2,833,664
Murphy Oil Corporation	3.70	12-1-2022	4,285,000	3,979,282
Rowan Companies Incorporated	5.40	12-1-2042	1,824,000	1,644,197
Sunoco Logistics Partner LP	4.95	1-15-2043	733,000	660,972
TC Pipelines LP	4.65	6-15-2021	2,278,000	2,304,158
Western Gas Partners	5.38	6-1-2021	1,015,000	1,094,798
WPX Energy Incorporated	6.00	1-15-2022	2,365,000	2,359,088
				43,928,748

Financials : 8.46%
Capital Markets : 1.30%
AGL Capital Corporation	4.40	6-1-2043	2,840,000	2,619,426
Goldman Sachs Group Incorporated	2.38	1-22-2018	791,000	775,695
Goldman Sachs Group Incorporated	2.90	7-19-2018	4,166,000	4,155,106
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,305,000	2,526,485
Goldman Sachs Group Incorporated	6.25	2-1-2041	2,680,000	2,975,668
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,524,000	1,566,538
Lazard Group LLC	6.85	6-15-2017	7,155,000	8,069,395
Lazard Group LLC	7.13	5-15-2015	5,137,000	5,574,359
Morgan Stanley	1.75	2-25-2016	2,313,000	2,311,582
Morgan Stanley	5.38	10-15-2015	3,625,000	3,901,776
Morgan Stanley	5.50	7-28-2021	3,873,000	4,200,563
				38,676,593

Commercial Banks : 0.34%
HSBC USA Incorporated	2.38	2-13-2015	4,571,000	4,674,588
Inter-American Development Bank Series EMTN	3.88	10-28-2041	3,405,000	3,190,192
PNC Bank National Association	3.80	7-25-2023	2,105,000	2,042,604
				9,907,384

Consumer Finance : 0.62%
American Express Credit Corporation	1.75	6-12-2015	7,664,000	7,786,501
Ford Motor Credit Company LLC	2.75	5-15-2015	2,389,000	2,428,366
Ford Motor Credit Company LLC	5.88	8-2-2021	7,496,000	8,134,442
				18,349,309

Diversified Financial Services : 3.45%
Bank of America Corporation	1.50	10-9-2015	12,066,000	12,088,829
Bank of America Corporation	2.00	1-11-2018	8,581,000	8,319,546
Bank of America Corporation	3.30	1-11-2023	2,380,000	2,195,069
Bank of America Corporation	4.10	7-24-2023	7,100,000	6,970,397
Bank of America Corporation	6.00	9-1-2017	4,150,000	4,656,644
Citigroup Incorporated	1.70	7-25-2016	7,275,000	7,269,777
Citigroup Incorporated	2.65	3-2-2015	2,428,000	2,482,878
Citigroup Incorporated	4.45	1-10-2017	5,154,000	5,543,812
Citigroup Incorporated	5.88	1-30-2042	1,650,000	1,825,242
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,440,000	4,386,631
Discover Bank	4.20	8-8-2023	2,575,000	2,530,128

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corporation	2.30%	4-27-2017	$4,725,000	$4,784,922
General Electric Capital Corporation	3.10	1-9-2023	4,998,000	4,609,990
General Electric Capital Corporation	5.88	1-14-2038	4,010,000	4,329,914
Glencore Funding LLC 144A	2.50	1-15-2019	2,580,000	2,341,430
ING US Incorporated	5.50	7-15-2022	1,110,000	1,184,593
JPMorgan Chase & Company	3.20	1-25-2023	1,835,000	1,703,458
JPMorgan Chase & Company	5.40	1-6-2042	870,000	919,888
JPMorgan Chase & Company	6.00	10-1-2017	7,663,000	8,692,731
Murray Street Investment Trust I	4.65	3-9-2017	12,416,000	13,161,705
National Rural Utilities Cooperative Finance Corporation	2.35	6-15-2020	2,490,000	2,397,511
				102,395,095

Insurance : 1.14%
Allstate Corporation ±	5.75	8-15-2053	3,340,000	3,289,900
American International Group Incorporated	4.88	6-1-2022	1,469,000	1,564,218
American International Group Incorporated	6.40	12-15-2020	2,245,000	2,616,280
American International Group Incorporated	8.25	8-15-2018	2,655,000	3,280,345
Assurant Incorporated	2.50	3-15-2018	3,605,000	3,508,671
Berkshire Hathaway Financial Incorporated	4.30	5-15-2043	700,000	633,778
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	1,200,000	1,124,126
Hartford Financial Services Group Incorporated	4.30	4-15-2043	2,575,000	2,294,956
Hartford Financial Services Group Incorporated	5.13	4-15-2022	1,060,000	1,151,865
Liberty Mutual Group Incorporated 144A	4.25	6-15-2023	1,753,000	1,687,845
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	2,049,000	2,248,616
Markel Corporation	3.63	3-30-2023	1,545,000	1,455,903
Markel Corporation	4.90	7-1-2022	2,155,000	2,265,390
Markel Corporation	5.00	3-30-2043	1,410,000	1,325,486
Protective Life Corporation	8.45	10-15-2039	805,000	1,020,544
Prudential Financial Incorporated	2.30	8-15-2018	2,515,000	2,508,262
WR Berkley Corporation	4.63	3-15-2022	1,869,000	1,914,856
				33,891,041

Real Estate Management & Development : 0.21%
Prologis LP Company	4.25	8-15-2023	6,380,000	6,263,929

REITs : 1.40%
American Tower Corporation	3.50	1-31-2023	3,363,000	3,018,975
American Tower Corporation	4.50	1-15-2018	4,633,000	4,894,056
American Tower Corporation	5.05	9-1-2020	2,401,000	2,484,022
Boston Properties LP	3.13	9-1-2023	3,530,000	3,215,304
Boston Properties LP	3.80	2-1-2024	3,630,000	3,470,327
Boston Properties LP	3.85	2-1-2023	1,460,000	1,415,239
DDR Corporation	3.38	5-15-2023	4,195,000	3,787,829
DDR Corporation	4.63	7-15-2022	4,385,000	4,390,012
Equity One Incorporated	3.75	11-15-2022	1,506,000	1,402,410
Federal Realty Investment Trust	3.00	8-1-2022	1,790,000	1,644,489
HCP Incorporated	2.63	2-1-2020	843,000	788,116
HCP Incorporated	3.75	2-1-2019	4,230,000	4,328,161
HCP Incorporated	5.65	12-15-2013	4,930,000	4,995,604
Ventas Realty LP	2.70	4-1-2020	1,720,000	1,613,302
				41,447,846

Health Care : 1.63%
Biotechnology : 0.38%
Amgen Incorporated	5.38	5-15-2043	5,885,000	5,873,124
Celgene Corporation	2.30	8-15-2018	2,395,000	2,378,601
Celgene Corporation	5.25	8-15-2043	3,195,000	3,129,557
				11,381,282

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies : 0.36%
Boston Scientific Corporation	2.65%	10-1-2018	$2,990,000	$2,959,367
Boston Scientific Corporation	4.13	10-1-2023	3,670,000	3,585,774
St. Jude Medical Incorporated	3.25	4-15-2023	4,245,000	3,983,678
				10,528,819

Health Care Providers & Services : 0.35%
Express Scripts Holding Company	2.10	2-12-2015	5,030,000	5,110,284
WellPoint Incorporated	3.13	5-15-2022	4,365,000	4,102,502
Wellpoint Incorporated	5.10	1-15-2044	1,275,000	1,242,689
				10,455,475

Pharmaceuticals : 0.54%
AbbVie Incorporated	2.00	11-6-2018	1,705,000	1,660,832
Merck & Company Incorporated	1.30	5-18-2018	4,010,000	3,879,727
Merck & Company Incorporated	2.80	5-18-2023	4,410,000	4,106,442
Perrigo Company	2.95	5-15-2023	2,130,000	2,031,213
Pfizer Incorporated	3.00	6-15-2023	2,345,000	2,220,792
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	2,299,000	2,158,308
				16,057,314

Industrials : 0.64%
Aerospace & Defense : 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	4,645,000	4,369,714
Northrop Grumman Corporation	4.75	6-1-2043	3,570,000	3,390,979
				7,760,693

Building Products : 0.07%
Owens Corning Incorporated	4.20	12-15-2022	2,218,000	2,141,980

Road & Rail : 0.31%
Burlington Northern Santa Fe Railway Incorporated	5.15	9-1-2043	2,380,000	2,402,277
ERAC USA Finance LLC 144A	3.30	10-15-2022	1,161,000	1,092,766
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,573,000	3,617,184
Penske Truck Leasing Company LP 144A	2.88	7-17-2018	1,995,000	1,969,709
				9,081,936

Information Technology : 0.72%
Computers & Peripherals : 0.16%
IBM Corporation	1.63	5-15-2020	5,220,000	4,836,210

Semiconductors & Semiconductor Equipment : 0.11%
Intel Corporation	4.00	12-15-2032	3,365,000	3,133,794

Software : 0.45%
Oracle Corporation	2.38	1-15-2019	9,080,000	9,028,861
Oracle Corporation	3.63	7-15-2023	4,315,000	4,271,298
				13,300,159

Materials : 0.03%
Metals & Mining : 0.03%
Barrick North America Finance LLC 144A	5.75	5-1-2043	1,130,000	958,255

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.27%
Diversified Telecommunication Services : 0.27%
AT&T Incorporated	1.60%	2-15-2017	$4,690,000	$4,654,487
AT&T Incorporated	4.30	12-15-2042	4,045,000	3,458,200
				8,112,687

Utilities : 1.75%
Electric Utilities : 1.20%
Ameren Corporation	8.88	5-15-2014	4,050,000	4,268,595
American Electric Power Company	1.65	12-15-2017	4,580,000	4,448,810
Commonwealth Edison 1st Mortgage	4.60	8-15-2043	2,565,000	2,528,785
Duke Energy Indiana Incorporated	1.63	8-15-2017	2,245,000	2,216,780
Duke Energy Indiana Incorporated	4.90	7-15-2043	1,950,000	2,000,037
Nextera Energy Capital Holdings Incorporated	3.63	6-15-2023	1,150,000	1,090,404
Niagara Mohawk Power Incorporated 144A	4.12	11-28-2042	880,000	775,232
PPL Capital Funding Incorporated	3.40	6-1-2023	2,000,000	1,870,278
PPL Capital Funding Incorporated	4.20	6-15-2022	1,580,000	1,588,175
PPL Capital Funding Incorporated	4.70	6-1-2043	1,910,000	1,723,918
PPL Electric Utilities	4.75	7-15-2043	795,000	815,761
Progress Energy Incorporated	3.15	4-1-2022	1,611,000	1,537,427
Progress Energy Incorporated	4.10	5-15-2042	780,000	714,897
Southern Company	2.45	9-1-2018	3,313,000	3,313,358
Southwestern Electric Power Company	3.55	2-15-2022	3,061,000	2,937,905
Virginia Electric Power Company	4.65	8-15-2043	2,060,000	2,063,885
Westar Energy Incorporated	4.63	9-1-2043	1,840,000	1,844,948
				35,739,195

Gas Utilities : 0.09%
ONEOK Partners LP	2.00	10-1-2017	2,790,000	2,731,237

Independent Power Producers & Energy Traders : 0.06%
Southern Power Company	5.25	7-15-2043	1,625,000	1,635,147

Multi-Utilities : 0.40%
CMS Energy Corporation	2.75	5-15-2014	2,445,000	2,482,220
Dominion Resources Incorporated	8.88	1-15-2019	3,840,000	4,947,640
Northern States Power Company of Minnesota	2.60	5-15-2023	665,000	614,665
Pacific Gas & Electric Corporation	3.25	6-15-2023	2,340,000	2,219,359
Pacific Gas & Electric Corporation	4.60	6-15-2043	1,575,000	1,492,276
				11,756,160

Total Corporate Bonds and Notes (Cost $532,647,386)				522,346,491

Municipal Obligations : 1.00%
California : 0.25%
California Build America Bonds (GO)	7.60	11-1-2040	2,775,000	3,624,983
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	3,190,000	3,936,715
				7,561,698

Illinois : 0.13%
Illinois Finance Authority (GO)	5.37	3-1-2017	1,990,000	2,104,186
Illinois Finance Authority (GO)	5.88	3-1-2019	1,595,000	1,719,251
				3,823,437

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nevada : 0.14%
Clark County NV Airport Authority (Airport Revenue)	6.82%	7-1-2045	$3,335,000	$4,158,712

New Jersey : 0.17%
New Jersey Turnpike Authority (Transportation Revenue)	7.10	1-1-2041	4,002,000	5,019,468

New York : 0.12%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,310,000	3,712,332

Ohio : 0.04%
Ohio State University Taxable Series A (Education Revenue)	4.80	6-1-2111	1,259,000	1,099,460

Texas : 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	3,680,000	4,407,757

Total Municipal Obligations (Cost $27,014,786)				29,782,864

Non-Agency Mortgage Backed Securities : 8.38%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51	12-10-2042	55,013	55,182
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	4,905,000	5,306,592
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	186,160	186,290
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	5,002,000	5,410,188
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4	4.86	5-15-2043	4,574,000	4,779,455
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AAB	2.69	4-10-2046	1,373,000	1,312,923
Commercial Mortgage Pass-Through Certificate Series 2010-CI Class A3 144A	4.21	7-10-2046	4,580,000	4,792,489
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	1,995,000	2,007,024
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-2044	3,365,000	3,265,383
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class ASB	2.74	3-10-2046	4,466,000	4,308,337
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A1	1.34	7-10-2045	3,212,903	3,203,614
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±	4.38	7-10-2045	5,577,000	5,715,834
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	4,220,000	4,310,363
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	904,000	937,378
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	4-15-2037	1,808,000	1,888,423
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	3,548,000	3,744,949
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,203,000	8,930,335
DBUBS Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	2,232,545	2,351,464
Greenwich Capital Commercial Funding Corporation Series 2004-GG1 Class A7 ±	5.32	6-10-2036	2,381,688	2,407,910
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	15,359,000	16,335,187
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	2,286,000	2,455,685
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	1,618,000	1,644,859
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	9,582,518	10,595,007
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A2 ±	5.26	7-12-2037	34,387	34,371
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	10,146,000	10,388,418
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4 ±	4.92	10-15-2042	6,865,000	7,301,360
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	3,343,750	3,598,574
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	6,910,861	7,553,558

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43%	12-12-2043	$19,995,803	$21,752,814
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	852,804	867,272
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-2051	2,887,764	3,191,623
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	3,928,000	4,085,171
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	2,745,000	2,841,223
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,824,587	1,897,114
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A4 144A	4.39	7-15-2046	1,903,000	1,993,857
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	2,900,000	2,741,857
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013 Class C14 ±	3.76	8-15-2046	3,636,000	3,679,348
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C10 Class ASB	2.70	12-15-2047	904,000	866,517
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C12 Class A1	1.08	7-15-2045	3,090,294	3,058,319
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A1	1.30	1-15-2046	1,359,242	1,355,211
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	4,914,000	4,948,236
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class ASB	3.41	1-15-2046	1,079,000	1,073,705
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C14 Class A2	3.02	8-15-2046	5,672,000	5,784,680
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-LC11 Class ASB	2.55	4-15-2046	5,331,000	5,022,442
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-2029	137,722	138,368
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	755,672	777,086
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.07	7-15-2044	1,751,000	1,791,660
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	2,169,000	2,233,751
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	6,242,114	6,231,483
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class ASB ±	3.91	7-15-2046	822,000	842,045
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	8,107,000	8,310,032
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±	4.37	8-15-2046	4,862,000	4,953,002
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	2,874,000	2,788,593
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	6,517,000	6,213,946
Morgan Stanley Bank Trust Series 2013-C7 Class AAB	2.47	2-15-2046	2,670,000	2,519,727
Morgan Stanley Capital I Trust Series 2004-HQ4 Class A7	4.97	4-14-2040	2,979,450	3,051,427
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.29	2-25-2047	167,447	147,420
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	7,793,000	7,602,874
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-2040	191,925	187,928
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	270,298	270,241
Structured Asset Securities Corporation Series 1982 Class B ¤	0.00	3-1-2020	83,894	82,930
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.70	2-25-2028	68,317	67,339
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	4,330,000	4,191,553
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	6,591,000	6,342,605
Total Non-Agency Mortgage Backed Securities (Cost $252,335,763)				248,724,551

U.S. Treasury Securities : 19.69%
U.S. Treasury Bond	2.00	7-31-2020	3,145,000	3,100,036
U.S. Treasury Bond ##	2.75	8-15-2042	8,950,000	7,390,740

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	2.88%	5-15-2043	$4,640,000	$3,925,152
U.S. Treasury Bond	3.13	11-15-2041	1,709,000	1,535,697
U.S. Treasury Bond	3.13	2-15-2043	22,362,000	19,968,573
U.S. Treasury Bond	3.63	8-15-2043	2,831,000	2,788,535
U.S. Treasury Note	0.13	4-30-2015	1,353,000	1,348,508
U.S. Treasury Note %%	0.38	8-31-2015	106,997,000	106,938,473
U.S. Treasury Note ##	0.63	8-15-2016	166,402,000	165,673,991
U.S. Treasury Note «	1.38	7-31-2018	53,645,000	53,058,231
U.S. Treasury Note ##	1.50	8-31-2018	109,598,000	108,913,013
U.S. Treasury Note	1.75	5-15-2023	21,873,000	19,952,288
U.S. Treasury Note	2.50	8-15-2023	6,755,000	6,592,461
U.S. Treasury Note ##	3.13	4-30-2017	77,368,000	82,953,041
Total U.S. Treasury Securities (Cost $585,738,412)				584,138,739

Yankee Corporate Bonds and Notes : 5.73%
Consumer Discretionary : 0.25%
Media : 0.07%
Pearson Funding Four plc 144A	3.75	5-8-2022	2,040,000	1,955,320

Textiles, Apparel & Luxury Goods : 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	5,484,000	5,387,383

Consumer Staples : 0.42%
Beverages : 0.42%
Diageo Capital plc	1.13	4-29-2018	3,740,000	3,563,577
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	1,335,000	1,166,369
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	1,427,000	1,156,334
Pernod Ricard SA 144A	4.25	7-15-2022	3,485,000	3,500,599
Pernod Ricard SA 144A	5.75	4-7-2021	2,824,000	3,135,171
				12,522,050

Energy : 1.39%
Energy Equipment & Services : 0.04%
Weatherford International Limited	4.50	4-15-2022	1,225,000	1,192,665

Oil, Gas & Consumable Fuels : 1.35%
BP Capital Markets plc	2.50	11-6-2022	2,210,000	1,973,587
BP Capital Markets plc	2.75	5-10-2023	3,135,000	2,830,344
Canadian Oil Sands Trust Limited 144A	4.50	4-1-2022	2,012,000	2,010,745
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	2,948,000	3,055,667
CNOOC Finance 2013 Limited	3.00	5-9-2023	1,745,000	1,546,653
Husky Energy Incorporated	7.25	12-15-2019	1,991,000	2,422,466
Petrobras Global Finance Company	3.00	1-15-2019	7,555,000	6,939,018
Petroleos Mexicanos Company ±	2.29	7-18-2018	1,665,000	1,712,453
Petroleos Mexicanos Company	4.88	1-18-2024	1,665,000	1,640,025
Petroleos Mexicanos Company	5.50	6-27-2044	2,300,000	1,995,250
Talisman Energy Incorporated	7.75	6-1-2019	2,646,000	3,189,597
Total Capital SA	1.00	8-12-2016	2,402,000	2,396,778
Total Capital SA	2.13	8-10-2018	4,005,000	3,985,892
Transocean Incorporated	6.38	12-15-2021	4,012,000	4,416,542
				40,115,017

Financials : 1.87%
Commercial Banks : 1.52%
Banco Santander SA 144A	4.13	11-9-2022	3,570,000	3,239,775
BNP Paribas	2.70	8-20-2018	7,210,000	7,170,972

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
HSBC Holdings plc	4.00%	3-30-2022	$2,245,000	$2,259,799
Rabobank Nederland NV	3.88	2-8-2022	3,160,000	3,130,031
Royal Bank of Canada	2.20	7-27-2018	9,115,000	9,082,341
Royal Bank of Scotland Group plc	6.10	6-10-2023	1,950,000	1,872,491
Royal Bank of Scotland Group plc	6.13	12-15-2022	2,145,000	2,060,755
Sparebank 1 Boligkreditt 144A	1.75	11-15-2020	4,650,000	4,325,583
Standard Chartered plc 144A	3.95	1-11-2023	4,225,000	3,878,199
Swedbank Hypotek AB 144A	1.38	3-28-2018	8,510,000	8,208,116
				45,228,062

Thrifts & Mortgage Finance : 0.35%
Dnb Boligkreditt AS 144A	1.45	3-21-2019	2,805,000	2,714,399
Stadshypotek AB 144A	1.88	10-2-2019	7,967,000	7,546,032
				10,260,431

Health Care : 0.28%
Health Care Equipment & Supplies : 0.24%
Mallinckrodt International Finance SA 144A	4.75	4-15-2023	7,580,000	7,171,226

Pharmaceuticals : 0.04%
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	1,210,000	1,111,468

Information Technology : 0.11%
Internet Software & Services : 0.11%
Baidu Incorporated	3.25	8-6-2018	3,330,000	3,284,083

Materials : 0.40%
Chemicals : 0.16%
LyondellBasell International Finance BV	4.00	7-15-2023	2,685,000	2,640,107
LyondellBasell International Finance BV	5.25	7-15-2043	1,920,000	1,911,804
				4,551,911

Metals & Mining : 0.24%
Barrick Gold Corporation 144A	4.10	5-1-2023	3,135,000	2,749,561
Vale SA	5.63	9-11-2042	2,370,000	1,970,664
Xstrata Finance Canada 144A	2.05	10-23-2015	2,463,000	2,451,325
				7,171,550

Telecommunication Services : 0.96%
Diversified Telecommunication Services : 0.19%
Telefonica Chile SA 144A	3.88	10-12-2022	2,740,000	2,412,041
Telefonica Emisiones SAU	4.57	4-27-2023	3,265,000	3,079,940
				5,491,981

Wireless Telecommunication Services : 0.77%
America Movil SAB de CV	2.38	9-8-2016	2,600,000	2,634,008
America Movil SAB de CV	3.13	7-16-2022	6,375,000	5,740,547
Rogers Communications Incorporated	3.00	3-15-2023	2,280,000	2,060,527
Vodafone Group plc	0.90	2-19-2016	7,550,000	7,519,362
Vodafone Group plc	1.50	2-19-2018	5,205,000	5,000,121
				22,954,565

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities : 0.05%
Electric Utilities : 0.05%
Electricite de France SA 144A		4.60%	1-27-2020	$1,454,000	$1,563,997

Total Yankee Corporate Bonds and Notes (Cost $178,236,180)					169,961,709

Yankee Government Bonds : 1.56%
Japan Bank For International Cooperation		1.75	7-31-2018	7,260,000	7,163,137
Japan Bank For International Cooperation		3.38	7-31-2023	4,150,000	4,103,927
Kingdom of Spain Notes 144A		4.00	3-6-2018	2,900,000	2,870,710
Province of Quebec		2.63	2-13-2023	4,425,000	4,082,505
Republic of Slovenia 144A		4.75	5-10-2018	5,975,000	5,765,875
Republic of Slovenia 144A		5.50	10-26-2022	2,525,000	2,329,313
Republic of Slovenia 144A		5.85	5-10-2023	1,940,000	1,823,600
Slovak Republic 144A		4.38	5-21-2022	9,565,000	9,517,175
United Mexican States		5.75	10-12-2049	9,561,000	8,580,995
Total Yankee Government Bonds (Cost $48,923,147)					46,237,237

		Yield		Shares
Short-Term Investments : 4.75%
Investment Companies : 4.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.09		115,645,952	115,645,952
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.14		25,300,000	25,300,000

Total Short-Term Investments (Cost $140,945,952)					140,945,952

Total investments in securities (Cost $3,353,944,675)*	111.54%				3,309,815,186
Other assets and liabilities, net	(11.54)				(342,525,222)

Total net assets	100.00%				$2,967,289,964

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security has been segregated for when-issued securities.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $3,364,182,657 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,352,496
Gross unrealized depreciation	(75,719,967)

Net unrealized depreciation	$(54,367,471)

Wells Fargo Advantage Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,098,993,011	$0	$1,098,993,011
Asset-backed securities	0	468,684,632	0	468,684,632
Corporate bonds and notes	0	522,346,491	0	522,346,491
Municipal obligations	0	29,782,864	0	29,782,864
Non-agency mortgage backed securities	0	248,724,551	0	248,724,551
U.S. Treasury securities	584,138,739	0	0	584,138,739
Yankee corporate bonds and notes	0	169,961,709	0	169,961,709
Yankee government bonds	0	46,237,237	0	46,237,237
Short-term investments
Investment companies	115,645,952	25,300,000	0	140,945,952

	$699,784,691	$2,610,030,495	$0	$3,309,815,186

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Inflation-Protected Bond Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 98.73%
TIPS		0.13%	4-15-2016	$2,909,198	$2,978,745
TIPS		0.13	4-15-2017	3,089,350	3,161,274
TIPS		0.13	4-15-2018	444,466	452,313
TIPS		0.13	1-15-2022	3,244,665	3,130,596
TIPS		0.13	7-15-2022	2,695,914	2,593,342
TIPS		0.13	1-15-2023	1,709,655	1,623,905
TIPS		0.38	7-15-2023	1,113,759	1,081,478
TIPS		0.50	4-15-2015	1,961,050	2,006,705
TIPS		0.63	7-15-2021	3,004,516	3,057,329
TIPS		0.63	2-15-2043	863,294	689,623
TIPS		0.75	2-15-2042	1,364,088	1,139,013
TIPS		1.13	1-15-2021	2,748,684	2,898,143
TIPS		1.25	7-15-2020	2,500,108	2,681,756
TIPS		1.38	7-15-2018	1,667,604	1,808,309
TIPS		1.38	1-15-2020	1,625,129	1,750,188
TIPS		1.63	1-15-2015	1,094,496	1,134,171
TIPS		1.63	1-15-2018	1,203,779	1,309,016
TIPS		1.75	1-15-2028	1,064,453	1,164,079
TIPS		1.88	7-15-2015	1,386,566	1,467,052
TIPS		1.88	7-15-2019	1,115,492	1,243,948
TIPS		2.00	1-15-2016	1,347,081	1,439,483
TIPS		2.00	1-15-2026	1,452,965	1,639,581
TIPS		2.13	1-15-2019	1,180,046	1,320,453
TIPS		2.13	2-15-2040	691,424	802,268
TIPS		2.13	2-15-2041	783,723	910,956
TIPS		2.38	1-15-2017	1,343,164	1,481,468
TIPS		2.38	1-15-2025	1,721,918	2,010,877
TIPS		2.38	1-15-2027	1,192,637	1,404,330
TIPS		2.50	7-15-2016	1,231,406	1,355,413
TIPS		2.50	1-15-2029	1,169,170	1,404,283
TIPS		2.63	7-15-2017	585,863	660,469
TIPS		3.38	4-15-2032	480,168	655,318
TIPS		3.63	4-15-2028	1,039,478	1,408,006
TIPS		3.88	4-15-2029	1,320,991	1,853,512
Total U.S. Treasury Securities (Cost $54,499,965)					55,717,402

Short-Term Investments : 0.07%
		Yield		Shares
Investment Companies : 0.07%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		39,160	39,160

Total Short-Term Investments (Cost $39,160)					39,160

Total investments in securities (Cost $54,539,125)*	98.80%				55,756,562
Other assets and liabilities, net	1.20				679,865

Total net assets	100.00%				$56,436,427

(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $54,539,125 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,649,869
Gross unrealized depreciation	(1,432,432)

Net unrealized appreciation	$1,217,437

1

Wells Fargo Advantage Inflation-Protected Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
U.S. Treasury securities	$55,717,402	$0	$0	$55,717,402
Short-term investments
Investment companies	39,160	0	0	39,160

	$55,756,562	$0	$0	$55,756,562

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 34.15%
FHLMC	3.50%	9-1-2032	$1,368,415	$1,370,850
FHLMC	3.50	1-1-2043	679,706	676,759
FHLMC	3.50	1-1-2043	591,936	589,369
FHLMC	3.50	3-1-2043	744,094	740,928
FHLMC	3.50	3-1-2043	1,198,142	1,193,229
FHLMC Series K701	3.88	11-25-2017	1,200,000	1,286,863
FHLMC Series K712	1.87	11-25-2019	850,000	815,686
FHLMC Series T-20 Class A6	7.99	9-25-2029	170,401	177,122
FHLMC Series T-58 Class 4A	7.50	9-25-2043	1,432,337	1,612,490
FNMA %%	2.50	9-1-2028	500,000	495,000
FNMA (a)	2.57	9-1-2019	550,000	550,172
FNMA (a)	2.57	9-1-2019	550,000	550,172
FNMA %% (a)	2.78	10-1-2043	550,000	551,891
FNMA	3.00	12-1-2032	97,208	95,900
FNMA	3.50	9-1-2032	2,716,133	2,737,214
FNMA	3.50	10-1-2032	1,223,396	1,232,878
FNMA	3.50	11-1-2042	468,078	468,556
FNMA	3.50	11-1-2042	753,828	752,608
FNMA	3.50	2-1-2043	371,159	370,558
FNMA	5.00	9-1-2033	533,959	574,415
FNMA	5.50	2-1-2036	1,288,600	1,358,225
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12-25-2041	280,406	316,033
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11-25-2043	1,172,891	1,306,246
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	2-25-2044	1,669,534	1,910,633
FNMA Series 2002-90 Class A2	6.50	11-25-2042	590,134	670,909
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,645,318	2,946,389
FNMA Series 2003-86 Class PT	4.50	9-25-2018	664,238	709,268
FNMA Series 2003-97 Class CA	5.00	10-25-2018	1,177,961	1,267,794
FNMA Series 2003-W4 Class 3A ±	6.71	10-25-2042	498,141	577,451
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	276,592	312,386
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,466,088	1,728,504
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	702,457	821,201
FNMA Series 2006-M2 Class A2F	5.26	5-25-2020	2,420,956	2,699,565
GNMA	6.50	10-15-2023	53,414	58,693
GNMA	6.50	11-15-2023	26,459	29,778
GNMA	6.50	11-15-2023	30,825	33,655
GNMA	6.50	12-15-2023	35,770	39,337
GNMA	6.50	1-15-2024	76,371	86,263
GNMA	7.00	8-15-2027	160,362	186,416
SBA Participation Certificates Series 2006-20B Class 1	5.35	2-1-2026	1,123,113	1,216,609
SBA Participation Certificates Series 2006-20H Class 1	5.70	8-1-2026	557,706	611,528
SBA Participation Certificates Series 2007-20J Class 1	5.57	10-1-2027	1,206,802	1,333,857
SBA Participation Certificates Series 2013-20A Class 1	2.13	1-1-2033	611,848	569,554
Total Agency Securities (Cost $36,577,869)				37,632,954

Asset-Backed Securities : 0.26%
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	206,075	211,749
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.52	1-25-2035	75,192	74,929
Total Asset-Backed Securities (Cost $281,177)				286,678

Corporate Bonds and Notes : 26.68%
Consumer Discretionary : 2.39%
Diversified Consumer Services : 1.91%
Dartmouth College	4.75	6-1-2019	440,000	492,561
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	656,430
Pepperdine University	5.45	8-1-2019	600,000	660,314
President and Fellows of Harvard College	3.53	10-1-2031	250,000	224,583
Stewart Enterprises Incorporated	6.50	4-15-2019	60,000	63,900
				2,097,788

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.48%
DIRECTV Holdings LLC	2.40%	3-15-2017	$400,000	$396,950
Time Warner Incorporated	3.40	6-15-2022	140,000	133,444
				530,394

Consumer Staples : 2.50%
Food & Staples Retailing : 0.72%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	500,752
Wal-Mart Stores Incorporated	5.80	2-15-2018	250,000	291,275
				792,027

Food Products : 1.78%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	424,831
Cargill Incorporated 144A	4.31	5-14-2021	419,000	439,350
Kellogg Company	4.00	12-15-2020	500,000	522,513
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	292,719
McCormick & Company Incorporated	5.75	12-15-2017	250,000	285,403
				1,964,816

Energy : 1.51%
Oil, Gas & Consumable Fuels : 1.51%
Apache Corporation	3.25	4-15-2022	250,000	243,051
Chevron Corporation	3.19	6-24-2023	250,000	242,043
Devon Energy Corporation	1.88	5-15-2017	300,000	295,635
EQT Corporation	8.13	6-1-2019	400,000	480,246
Phillips 66	2.95	5-1-2017	390,000	401,494
				1,662,469

Financials : 12.57%
Capital Markets : 0.99%
Charles Schwab Corporation	4.45	7-22-2020	100,000	107,736
Charles Schwab Corporation	6.38	9-1-2017	250,000	288,951
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	86,250
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	219,218
Morgan Stanley	5.50	7-24-2020	350,000	382,008
				1,084,163

Commercial Banks : 4.50%
Chase Capital VI ±	0.89	8-1-2028	1,000,000	825,000
Colonial Bank NA (s)	6.38	12-1-2015	1,978,000	198
CoreStates Capital Trust II ±144A	0.92	1-15-2027	750,000	629,063
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	762,073
National Capital Commerce Incorporated ±(i)	1.25	4-1-2027	400,000	324,000
National City Bank ±	0.64	6-7-2017	500,000	491,180
NTC Capital Trust Series A ±	0.79	1-15-2027	450,000	378,000
Regions Financial Corporation	5.75	6-15-2015	760,000	815,072
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	700,000	736,750
				4,961,336

Diversified Financial Services : 3.28%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	522,648
Citigroup Incorporated	6.13	11-21-2017	435,000	498,057
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	256,875
Deutsche Bank Capital Funding Trust VII ±144A«	5.63	12-31-2049	500,000	492,500
General Electric Capital Corporation ±	0.65	5-5-2026	450,000	417,388

2

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Toll Road Investors Partnership II LP 144A¤	0.00%	2-15-2015	$1,500,000	$1,423,130
				3,610,598

Insurance : 1.24%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	797,445
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	571,505
				1,368,950

REITs : 2.56%
Boston Properties LP	3.70	11-15-2018	180,000	187,621
Duke Realty LP	3.88	10-15-2022	150,000	140,289
Duke Realty LP	6.75	3-15-2020	250,000	284,865
ERP Operation LP	4.63	12-15-2021	470,000	490,703
Liberty Property LP	6.63	10-1-2017	400,000	455,881
Potlatch Corporation	7.50	11-1-2019	160,000	179,200
Realty Income Corporation	4.65	8-1-2023	130,000	131,221
Realty Income Corporation	5.50	11-15-2015	400,000	434,513
Simon Property Group LP	2.15	9-15-2017	250,000	251,019
UDR Incorporated	4.63	1-10-2022	260,000	266,110
				2,821,422

Health Care : 0.35%
Health Care Providers & Services : 0.35%
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	118,117
Roche Holdings Incorporated 144A	6.00	3-1-2019	228,000	269,878
				387,995

Industrials : 3.22%
Aerospace & Defense : 0.65%
Lockheed Martin Corporation	4.25	11-15-2019	500,000	537,780
United Technologies Corporation	3.10	6-1-2022	180,000	175,031
				712,811

Commercial Services & Supplies : 0.34%
Black & Decker	5.75	11-15-2016	325,000	368,513

Machinery : 0.44%
Caterpillar Incorporated	1.50	6-26-2017	170,000	167,712
Deere & Company	2.60	6-8-2022	340,000	318,099
				485,811

Road & Rail : 1.45%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	94,199
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	248,465
Burlington Northern Santa Fe LLC	5.65	5-1-2017	200,000	225,547
Ryder System Incorporated	3.15	3-2-2015	565,000	581,088
Union Pacific Corporation	2.95	1-15-2023	250,000	236,062
Union Pacific Corporation	7.88	1-15-2019	171,000	216,275
				1,601,636

Transportation Infrastructure : 0.34%
Vessel Management Service	3.43	8-15-2036	391,000	378,707

3

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 0.88%
Electronic Equipment, Instruments & Components : 0.27%
Jabil Circuit Incorporated	8.25%	3-15-2018	$250,000	$294,375

IT Services : 0.47%
Fiserv Incorporated	3.13	10-1-2015	500,000	518,513

Software : 0.14%
Oracle Corporation	2.38	1-15-2019	160,000	159,099

Materials : 1.49%
Chemicals : 1.10%
Praxair Incorporated	4.05	3-15-2021	400,000	419,077
Valspar Corporation	5.10	8-1-2015	750,000	795,741
				1,214,818

Metals & Mining : 0.09%
International Steel Group	6.50	4-15-2014	100,000	102,607

Paper & Forest Products : 0.30%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	329,738

Telecommunication Services : 0.30%
Diversified Telecommunication Services : 0.30%
AT&T Incorporated	1.60	2-15-2017	330,000	327,501

Utilities : 1.47%
Electric Utilities : 1.47%
Atlantic City Electric Company	7.75	11-15-2018	255,000	318,304
Connecticut Light & Power	5.38	3-1-2017	250,000	277,783
Great River Energy 144A	5.83	7-1-2017	535,657	573,285
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	403,375
Wisconsin Electric Power Company	2.95	9-15-2021	50,000	49,406
				1,622,153

Total Corporate Bonds and Notes (Cost $30,473,200)				29,398,240

Municipal Obligations : 8.59%
Arizona : 0.82%
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	903,736

California : 0.21%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	233,518

Georgia : 0.51%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	562,095

Indiana : 0.36%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	390,000	400,686

Kentucky : 0.25%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	265,000	269,532

Maryland : 0.24%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	267,399

4

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 0.83%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40%	4-1-2026	$400,000	$423,792
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	494,525
				918,317

Minnesota : 0.03%
Minnesota Housing Finance Agency Series H (Housing Revenue)	5.85	7-1-2036	35,000	35,048

Missouri : 0.50%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.12	8-27-2029	544,955	551,413

New Hampshire : 0.51%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	555,000	561,960

New Jersey : 1.07%
Hudson County NJ Improvement Authority Hudson County Lease Project (Lease Revenue, FSA Insured)	7.40	12-1-2025	1,030,000	1,182,533

North Carolina : 0.32%
Duke University North Carolina Series A (Education Revenue, GO of University Insured)	5.85	4-1-2037	300,000	349,797

Ohio : 0.37%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	395,000	408,912

Oregon : 0.30%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	327,604

Texas : 0.75%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	370,106
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	457,185
				827,291

Washington : 0.63%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	252,593
King County WA School District #210 Federal Way Build America Bonds (GO, School Board Guaranty)	4.90	12-1-2022	400,000	435,400
				687,993

West Virginia : 0.46%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	499,915

Wisconsin : 0.43%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	9-1-2037	465,000	474,630

Total Municipal Obligations (Cost $9,314,587)				9,462,379

Non-Agency Mortgage Backed Securities : 9.15%
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.61	6-25-2034	935,669	926,178
Credit Suisse Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	1,460,148	1,504,298
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	537,114

5

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	6.06%	4-15-2045	$1,226,843	$1,283,060
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	541,133
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,354,320	1,387,296
Sequoia Mortgage Trust Series 10 Class 1A ±	0.98	10-20-2027	471,380	445,256
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.46	5-25-2047	2,471,232	1,354,062
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-2041	1,475,000	1,531,488
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ±144A	6.10	3-23-2045	566,099	567,933
Total Non-Agency Mortgage Backed Securities (Cost $11,106,739)				10,077,818

Term Loans : 0.02%
Aramark Corporation	2.08	1-26-2014	26,337	26,266
Total Term Loans (Cost $26,337)				26,266

U.S. Treasury Securities : 9.79%
TIPS	0.63	2-15-2043	1,269,550	1,014,152
TIPS	0.75	2-15-2042	1,263,848	1,055,313
U.S. Treasury Bond	2.75	11-15-2042	350,000	288,586
U.S. Treasury Bond	2.88	5-15-2043	1,900,000	1,607,282
U.S. Treasury Bond	3.13	2-15-2043	764,000	682,228
U.S. Treasury Bond	3.88	8-15-2040	375,000	389,180
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,324,051
U.S. Treasury Note	0.88	1-31-2018	575,000	561,164
U.S. Treasury Note	1.75	5-15-2023	2,450,000	2,234,861
U.S. Treasury Note	2.00	2-15-2023	675,000	633,076
Total U.S. Treasury Securities (Cost $11,267,966)				10,789,893

Yankee Corporate Bonds and Notes : 3.78%
Consumer Discretionary : 0.34%
Media : 0.34%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	370,572

Energy : 0.70%
Energy Equipment & Services : 0.36%
Ensco plc	4.70	3-15-2021	200,000	211,171
Weatherford International Limited	4.50	4-15-2022	190,000	184,985
				396,156

Oil, Gas & Consumable Fuels : 0.34%
BP Capital Markets plc	4.50	10-1-2020	350,000	372,690

Financials : 1.44%
Commercial Banks : 0.28%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands	4.50	1-11-2021	300,000	314,356

Diversified Financial Services : 1.16%
Shell International Finance BV	3.40	8-12-2023	370,000	364,515
Siemens Financieringsmaatschappij NV 144A	5.75	10-17-2016	250,000	282,975
Total Capital International SA	3.70	1-15-2024	200,000	199,006

6

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Tyco Electronics Group SA		3.50%	2-3-2022	$450,000	$427,181
					1,273,677

Industrials : 0.44%
Aerospace & Defense : 0.44%
BAE Systems plc 144A		4.75	10-11-2021	470,000	486,974

Information Technology : 0.33%
Semiconductors & Semiconductor Equipment : 0.33%
TSMC Global Limited 144A		1.63	4-3-2018	380,000	363,348

Materials : 0.53%
Metals & Mining : 0.53%
Rio Tinto Finance (USA) Limited		3.75	9-20-2021	370,000	359,016
Teck Resources Limited Company		3.00	3-1-2019	240,000	231,054
					590,070

Total Yankee Corporate Bonds and Notes (Cost $4,170,694)					4,167,843

		Yield		Shares
Short-Term Investments : 9.78%
Investment Companies : 9.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.09		9,639,702	9,639,702
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.14		1,138,438	1,138,438
Total Short-Term Investments (Cost $10,778,140)					10,778,140

Total investments in securities (Cost $113,996,709)*	102.20%				112,620,211
Other assets and liabilities, net	(2.20)				(2,427,716)

Total net assets	100.00%				$110,192,495

%%	Security issued on a when-issued basis.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
«	All or a portion of this security is on loan.
¤	Security issued in zero coupon form with no periodic interest payments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $113,996,709 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,464,272
Gross unrealized depreciation	(5,840,770)

Net unrealized depreciation	$(1,376,498)

7

Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Portfolio may invest in term loans. The Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$37,632,954	$0	$37,632,954
Asset-backed securities	0	286,678	0	286,678
Corporate bonds and notes	0	29,398,240	0	29,398,240
Municipal obligations	0	9,462,379	0	9,462,379
Non-agency mortgage backed securities	0	8,723,756	1,354,062	10,077,818
Term loans	0	26,266	0	26,266
U.S. Treasury securities	10,789,893	0	0	10,789,893
Yankee corporate bonds and notes	0	4,167,843	0	4,167,843
Short-term investments
Investment companies	9,639,702	1,138,438	0	10,778,140

	$20,429,595	$90,836,554	$1,354,062	$112,620,211

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-agency mortgage backed securities
Balance as of May 31, 2013	$1,482,769
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(43,441)
Purchases	0
Sales	(85,266)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2013	$1,354,062

Change in unrealized gains (losses) relating to securities still held at August 31, 2013	$(79,252)

The investment type categorized above was valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 42.87%
FHLMC	6.00%	7-1-2017	$67,436	$71,010
FHLMC	7.50	7-17-2017	70,800	74,585
FHLMC Series T-54 Class 4A ±	3.07	2-25-2043	586,836	616,936
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	686,412	807,523
FHLMC Series T-63 Class 1A1 ±	1.36	2-25-2045	513,832	517,957
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	513,451	605,910
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	829,058	927,159
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	841,498	947,338
FNMA ±	1.36	10-1-2034	331,060	335,794
FNMA ±	1.36	4-1-2044	241,747	245,185
FNMA ±	1.36	10-1-2044	332,077	336,936
FNMA ±	1.48	4-1-2037	286,402	296,859
FNMA ±	1.78	9-1-2033	226,460	233,431
FNMA ±	1.82	10-1-2033	552,041	573,725
FNMA ±	1.96	6-1-2033	430,928	449,345
FNMA ±	2.13	12-1-2033	321,627	338,412
FNMA ±	2.16	6-1-2033	303,362	319,435
FNMA ±	2.21	8-1-2035	400,494	418,302
FNMA ±	2.22	4-1-2034	468,017	492,000
FNMA ±	2.29	1-1-2036	240,709	253,693
FNMA ±	2.33	7-1-2035	241,902	254,589
FNMA ±	2.79	7-1-2017	22,751	23,181
FNMA	5.50	2-1-2017	133,033	140,354
FNMA	6.50	12-1-2015	18,508	18,790
FNMA Series 2003-W4 Class 3A ±	6.71	10-25-2042	416,224	482,492
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	321,535	372,041
FNMA Series 2007-88 Class HC ±	2.52	9-25-2037	367,786	377,235
Total Agency Securities (Cost $9,982,044)				10,530,217

Asset-Backed Securities : 5.64%
AmeriCredit Automobile Receivables Trust Series 2011-5 Class A2	1.19	8-8-2015	12,288	12,293
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	175,000	174,555
Ford Credit Auto Owner Trust Series 2013-A Class A3	0.55	7-15-2017	100,000	99,813
GE Equipment Small Ticket LLC Series 2011-2A Class A2 144A	1.14	6-23-2014	10,360	10,363
GSAMP Trust Series 2005-SEA2 Class A1 ±144A	0.53	1-25-2045	387,016	371,511
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	100,000	99,964
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.34	1-20-2036	625,042	608,257
Santander Drive Auto Receivables Trust Series 2011-4 Class A2	1.37	3-16-2015	9,332	9,335
Total Asset-Backed Securities (Cost $1,418,255)				1,386,091

Corporate Bonds and Notes : 22.62%
Consumer Discretionary : 1.78%
Automobiles : 0.62%
Daimler Finance North America LLC 144A	1.88	9-15-2014	150,000	151,670

Diversified Consumer Services : 1.16%
University of Notre Dame	4.14	9-1-2013	225,000	225,000
Yale University	2.90	10-15-2014	60,000	61,588
				286,588

Consumer Staples : 3.89%
Beverages : 1.49%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	84,496
Coca-Cola Company	0.75	3-13-2015	100,000	100,321

1

Portfolio of investments —August 31, 2013 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
PepsiCo Americas Incorporated	4.38%	2-15-2014	$177,000	$180,010
				364,827

Food Products : 2.40%
Campbell Soup Company	3.38	8-15-2014	250,000	256,337
General Mills Incorporated	5.20	3-17-2015	150,000	160,186
Ingredion Incorporated	3.20	11-1-2015	70,000	72,760
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	101,397
				590,680

Energy : 0.14%
Oil, Gas & Consumable Fuels : 0.14%
Devon Energy Corporation	5.63	1-15-2014	35,000	35,615

Financials : 6.34%
Commercial Banks : 3.10%
AMEX Centurion Bank	1.00	9-23-2013	245,000	245,060
Branch Banking & Trust Company ±	0.59	9-13-2016	250,000	246,804
HSBC USA Incorporated	2.38	2-13-2015	100,000	102,266
KeyBank NA	4.95	9-15-2015	157,000	167,980
				762,110

Consumer Finance : 1.66%
BMW Bank of North America	1.00	7-18-2014	245,000	245,735
Unilever Capital Corporation	3.65	2-15-2014	160,000	162,175
				407,910

Diversified Financial Services : 0.94%
General Electric Capital Corporation ±	0.92	7-12-2016	50,000	50,085
JPMorgan Chase & Company	4.65	6-1-2014	175,000	180,272
				230,357

REITs : 0.64%
ERP Operating LP	5.25	9-15-2014	150,000	156,758

Health Care : 1.13%
Life Sciences Tools & Services : 0.76%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	186,445

Pharmaceuticals : 0.37%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,254

Industrials : 2.09%
Aerospace & Defense : 0.79%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	75,000	77,096
United Technologies Corporation	4.88	5-1-2015	108,000	115,542
				192,638

Industrial Conglomerates : 0.24%
General Electric Company	0.85	10-9-2015	60,000	59,978

Machinery : 0.43%
Caterpillar Incorporated	4.63	6-1-2015	100,000	106,613

2

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail : 0.63%
Union Pacific Corporation	5.38%	5-1-2014	$150,000	$154,749

Materials : 1.81%
Chemicals : 1.29%
Ecolab Incorporated	2.38	12-8-2014	65,000	66,231
Ecolab Incorporated	4.88	2-15-2015	125,000	131,821
Sherwin-Williams Company	3.13	12-15-2014	115,000	118,439
				316,491

Metals & Mining : 0.52%
Alcan Incorporated	5.20	1-15-2014	125,000	127,145

Telecommunication Services : 0.54%
Diversified Telecommunication Services : 0.54%
Verizon Wireless Corporation	5.55	2-1-2014	130,000	132,483

Utilities : 4.90%
Electric Utilities : 3.94%
Monongahela Power Company 144A	7.95	12-15-2013	85,000	86,647
PECO Energy Company	5.00	10-1-2014	160,000	167,093
Public Service Electric & Gas Company	5.38	9-1-2013	200,000	200,000
Southern California Edison Company	4.15	9-15-2014	61,000	63,257
Union Electric Company	4.65	10-1-2013	150,000	150,352
Westar Energy Incorporated	6.00	7-1-2014	140,000	146,125
Wisconsin Electric Power Company	6.00	4-1-2014	150,000	154,619
				968,093

Gas Utilities : 0.96%
Atmos Energy Corporation	4.95	10-15-2014	125,000	130,601
MidAmerican Energy Company	4.65	10-1-2014	100,000	104,357
				234,958

Total Corporate Bonds and Notes (Cost $5,545,930)				5,556,362

Municipal Obligations : 3.26%
Colorado : 0.42%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73	3-15-2015	100,000	103,165

Illinois : 0.82%
Cook County Ill School District #135 Series A (GO, National/FGIC Insured)	4.75	5-1-2014	100,000	100,237
Illinois (GO)	4.07	1-1-2014	100,000	101,023
				201,260

Maine : 0.80%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	195,508

Texas : 1.22%
Austin TX Independent School District (GO)	0.44	8-1-2014	105,000	104,961
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±	0.82	1-27-2020	17,046	17,066

3

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Texas (continued)
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±		0.35%	12-26-2018	$76,130	$76,042
Galveston County TX Build America Bonds (GO)		3.01	2-1-2014	100,000	101,111
					299,180

Total Municipal Obligations (Cost $800,442)					799,113

Non-Agency Mortgage Backed Securities : 3.44%
CNH Equipment Trust Series 2012-C Class A3		0.57	12-15-2017	175,000	174,178
GE Equipment Series 2012-1 Class A3		0.60	5-23-2016	150,000	149,771
GE Equipment Series 2012-2 Class A2		0.47	4-24-2015	183,609	183,546
SLMA Series 2012-7 Class A1 ±		0.34	2-27-2017	126,369	126,287
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A		6.00	10-25-2036	210,630	211,368
Total Non-Agency Mortgage Backed Securities (Cost $846,705)					845,150

Yankee Corporate Bonds and Notes : 1.78%
Consumer Staples : 0.46%
Beverages : 0.46%
SABMiller plc 144A		6.50	7-1-2016	100,000	113,688

Energy : 0.91%
Oil, Gas & Consumable Fuels : 0.91%
BP Capital Markets plc		3.63	5-8-2014	45,000	45,995
Shell International Finance BV		4.00	3-21-2014	175,000	178,465
					224,460

Financials : 0.41%
Commercial Banks : 0.41%
Royal Bank of Canada		0.80	10-30-2015	100,000	99,898

Total Yankee Corporate Bonds and Notes (Cost $437,840)					438,046

Short-Term Investments : 19.58%

		Yield		Shares
Investment Companies : 14.59%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.09		3,583,990	3,583,990

				Principal
U.S. Treasury Securities : 4.99%
U.S. Treasury Bill (z)		0.02	2-27-2014	$1,225,000	1,224,684

Total Short-Term Investments (Cost $4,808,647)					4,808,674

Total investments in securities (Cost $23,839,863)*	99.19%				24,363,653
Other assets and liabilities, net	0.81				198,446

Total net assets	100.00%				$24,562,099

4

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $23,840,637 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$578,891
Gross unrealized depreciation	(55,875)

Net unrealized appreciation	$523,016

5

Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$10,530,217	$0	$10,530,217
Asset-backed securities	0	1,386,091	0	1,386,091
Corporate bonds and notes	0	5,556,362	0	5,556,362
Municipal obligations	0	799,113	0	799,113
Non-agency mortgage backed securities	0	845,150	0	845,150
Yankee corporate bonds and notes	0	438,046	0	438,046
Short-term investments
Investment companies	3,583,990	0	0	3,583,990
U.S. Treasury Securities	1,224,684	0	0	1,224,684

	$4,808,674	$19,554,979	$0	$24,363,653

As of August 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,460	$0	$0	$2,460

+	Futures are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2013, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2013, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains
12-31-2013	20 Short	5-Year U.S. Treasury Notes	$2,393,594	$2,460

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: October 28, 2013

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date: October 28, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date: October 28, 2013